UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21904

                      (Investment Company Act File Number)


                              Federated MDT Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  7/31/08


               Date of Reporting Period:  Quarter ended 10/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MDT ALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

 SHARES                                                                                VALUE
               COMMON STOCKS-98.9%
               AGRICULTURAL CHEMICALS--4.5%
   204,900     Monsanto Co.                                                    $  20,004,387
               AIRLINE - REGIONAL--0.1%
     6,400   1 Republic Airways Holdings, Inc.                                       136,256
     7,400     SkyWest, Inc.                                                         201,946
                  TOTAL                                                              338,202
               ALUMINUM--0.0%
     1,900     Kaiser Aluminum Corp.                                                 143,982
               APPAREL--0.2%
     3,700     Columbia Sportswear Co.                                               180,375
    15,900   1 Warnaco Group, Inc.                                                   646,971
                  TOTAL                                                              827,346
               AUTO ORIGINAL EQUIPMENT MANUFACTURERS--0.0%
     6,400     Superior Industries International, Inc.                               129,344
               BIOTECHNOLOGY--0.2%
    10,400   1 Genzyme Corp.                                                         790,088
     6,800   1 Martek Biosciences Corp.                                              207,740
                  TOTAL                                                              997,828
               BOOK PUBLISHING--0.1%
     6,000   1 Scholastic Corp.                                                      237,480
               BUILDING SUPPLY STORES--0.8%
   132,900     Lowe's Cos., Inc.                                                   3,573,681
               CLOTHING STORES--0.2%
     6,000   1 AnnTaylor Stores Corp.                                                185,940
     8,300   1 Hanesbrands, Inc.                                                     257,632
    11,200   1 Jos A. Bank Clothiers, Inc.                                           327,152
     4,800   1 Tween Brands, Inc.                                                    147,360
                  TOTAL                                                              918,084
               COMPUTER PERIPHERALS--0.0%
     6,000   1 Hutchinson Technology, Inc.                                           142,380
               COMPUTER STORES--0.2%
    25,800   1 Ingram Micro, Inc., Class A                                           547,992
     5,500   1 Tech Data Corp.                                                       216,315
                  TOTAL                                                              764,307
               COMPUTERS - LOW END--5.4%
   124,600   1 Apple, Inc.                                                        23,667,770
               CONSTRUCTION MACHINERY--0.6%
    38,900     Manitowoc, Inc.                                                     1,916,214
    22,400     Trinity Industries, Inc.                                              809,536
                  TOTAL                                                            2,725,750
               CRUDE OIL & GAS PRODUCTION--3.5%
    32,600     Anadarko Petroleum Corp.                                            1,924,052
   124,200     Apache Corp.                                                       12,893,202
     9,400   1 Stone Energy Corp.                                                    419,052
     4,200   1 Swift Energy Co.                                                      199,206
                  TOTAL                                                           15,435,512
               DEFENSE AEROSPACE--0.2%
     9,300     Goodrich (B.F.) Co.                                                   647,838
     1,900     Triumph Group, Inc.                                                   151,278
                  TOTAL                                                              799,116
               DISCOUNT DEPARTMENT STORES--1.5%
     7,900   1 BJ's Wholesale Club, Inc.                                             283,452
   140,600     Wal-Mart Stores, Inc.                                               6,356,526
                  TOTAL                                                            6,639,978
               DIVERSIFIED OIL--0.6%
    41,100     Occidental Petroleum Corp.                                          2,837,955
               DRUG STORES--0.1%
     9,900     Longs Drug Stores Corp.                                               519,849
               ELECTRIC & ELECTRONIC ORIGINAL EQUIPMENT MANUFACTURERS--0.1%
     8,100     Cubic Corp.                                                           364,500
     6,600   1 Energy Conversion Devices, Inc.                                       180,114
                  TOTAL                                                              544,614
               ELECTRIC UTILITY--1.2%
    18,200     CMS Energy Corp.                                                      308,854
     9,900     DTE Energy Co.                                                        491,040
    42,100     Edison International                                                2,448,115
    39,000     PG&E Corp.                                                          1,908,270
     7,100     Portland General Electric Co.                                         199,865
                  TOTAL                                                            5,356,144
               ELECTRICAL EQUIPMENT--0.0%
     6,300     Encore Wire Corp.                                                     132,300
               ELECTRONIC INSTRUMENTS--0.1%
     3,000     Analogic Corp.                                                        171,450
     3,900   1 Cymer, Inc.                                                           165,750
                  TOTAL                                                              337,200
               ELECTRONICS STORES--0.0%
    17,600     Circuit City Stores, Inc.                                             139,568
               ETHICAL DRUGS--1.2%
    12,800   1 Forest Laboratories, Inc., Class A                                    500,096
   134,300     Pfizer, Inc.                                                        3,305,123
    45,800     Schering Plough Corp.                                               1,397,816
     4,800     Wyeth                                                                 233,424
                  TOTAL                                                            5,436,459
               FINANCIAL SERVICES--1.6%
    33,500     Ameriprise Financial, Inc.                                          2,109,830
     1,700     FactSet Research Systems                                              119,884
   110,500     MBIA Insurance Corp.                                                4,755,920
                  TOTAL                                                            6,985,634
               GAS DISTRIBUTOR--0.1%
     7,100     AGL Resources, Inc.                                                   280,663
               GENERIC DRUGS--0.1%
    12,200   1 Warner Chilcott Ltd., Class A                                         226,066
               HOME BUILDING--1.7%
    51,500     Centex Corp.                                                        1,290,590
    58,000     D. R. Horton, Inc.                                                    736,020
    19,000   1 Hovnanian Enterprises, Inc., Class A                                  216,030
    37,700     KB HOME                                                             1,042,028
    35,500     Lennar Corp., Class A                                                 811,175
    15,300     M.D.C. Holdings, Inc.                                                 619,803
    77,000     Pulte Homes, Inc.                                                   1,142,680
     8,300     Ryland Group, Inc.                                                    235,969
    54,600   1 Toll Brothers, Inc.                                                 1,250,886
                  TOTAL                                                            7,345,181
               INTEGRATED DOMESTIC OIL--4.9%
   215,800     ConocoPhillips                                                     18,334,368
    55,700     Marathon Oil Corp.                                                  3,293,541
                  TOTAL                                                           21,627,909
               INTEGRATED INTERNATIONAL OIL--4.9%
   235,500     Chevron Corp.                                                      21,550,605
               INTERNET SERVICES--5.4%
   219,500   1 Amazon.com, Inc.                                                   19,568,425
    82,600   1 eBay, Inc.                                                          2,981,860
    12,900   1 Priceline.com, Inc.                                                 1,200,990
                  TOTAL                                                           23,751,275
               LEASING--0.1%
     7,200     GATX Corp.                                                            294,984
               LIFE INSURANCE--4.4%
     2,500     Delphi Financial Group, Inc., Class A                                  96,875
   145,400     MetLife, Inc.                                                      10,010,790
    10,000     Nationwide Financial Services, Inc., Class A                          536,500
       100     Principal Financial Group                                               6,767
     6,500     Protective Life Corp.                                                 278,655
    80,100     Prudential Financial, Inc.                                          7,747,272
    11,000     Torchmark Corp.                                                       716,760
                  TOTAL                                                           19,393,619
               LUMBER PRODUCTS--0.1%
    25,100     Louisiana-Pacific Corp.                                               413,146
               MAJOR STEEL PRODUCER--2.7%
   110,800     United States Steel Corp.                                          11,955,320
               MARITIME--0.2%
    15,300   1 Kirby Corp.                                                           698,904
               MEDICAL SUPPLIES--0.2%
    18,800     Mentor Corp.                                                          800,316
               MEDICAL TECHNOLOGY--0.9%
    11,900   1 Intuitive Surgical, Inc.                                            3,889,753
               METAL FABRICATION--2.3%
    63,200     Precision Castparts Corp.                                           9,467,992
    14,200     Timken Co.                                                            472,292
                  TOTAL                                                            9,940,284
               MISCELLANEOUS COMMUNICATIONS--0.0%
     1,500   1 Bankrate, Inc.                                                         68,925
               MISCELLANEOUS FOOD PRODUCTS--0.4%
    20,500     Archer-Daniels-Midland Co.                                            733,490
     6,900     Corn Products International, Inc.                                     293,526
    15,500   1 Fresh Del Monte Produce, Inc.                                         562,340
                  TOTAL                                                            1,589,356
               MISCELLANEOUS COMPONENTS--0.3%
    29,600     Amphenol Corp., Class A                                             1,310,392
               MONEY CENTER BANK--8.0%
   174,400     Bank of America Corp.                                               8,420,032
   140,000     Citigroup, Inc.                                                     5,866,000
   442,300     J.P. Morgan Chase & Co.                                            20,788,100
                  TOTAL                                                           35,074,132
               MORTGAGE & TITLE--0.1%
     8,500     LandAmerica Financial Group, Inc.                                     236,215
    15,400     Radian Group, Inc.                                                    193,886
                  TOTAL                                                              430,101
               MULTI-INDUSTRY CAPITAL GOODS--0.7%
     4,400     Carlisle Cos., Inc.                                                   173,580
     8,800   1 Ceradyne, Inc.                                                        602,008
    28,300   1 Shaw Group, Inc.                                                    2,111,180
                  TOTAL                                                            2,886,768
               MULTI-LINE INSURANCE--5.2%
    66,650     Allstate Corp.                                                      3,492,460
   288,100     American International Group, Inc.                                 18,184,872
    23,900     Assurant, Inc.                                                      1,396,716
                  TOTAL                                                           23,074,048
               OFFSHORE DRILLER--0.9%
     9,400   1 Hornbeck Offshore Services, Inc.                                      367,540
    17,300   1 Oceaneering International, Inc.                                     1,336,771
    42,600     Tidewater, Inc.                                                     2,328,942
                  TOTAL                                                            4,033,253
               OIL REFINER--1.8%
     2,200     Sunoco, Inc.                                                          161,920
    36,500     Tesoro Petroleum Corp.                                              2,209,345
    76,500     Valero Energy Corp.                                                 5,387,895
                  TOTAL                                                            7,759,160
               OIL SERVICE, EXPLORE & DRILL--0.3%
     9,100   1 McDermott International, Inc.                                         555,646
     8,100   1 Seacor Holdings, Inc.                                                 742,365
                  TOTAL                                                            1,298,011
               OIL WELL SUPPLY--5.0%
     9,500   1 Cameron International Corp.                                           924,920
    37,600   1 FMC Technologies, Inc.                                              2,279,688
   194,700     Schlumberger Ltd.                                                  18,802,179
                  TOTAL                                                           22,006,787
               OTHER COMMUNICATIONS EQUIPMENT--0.0%
     5,400   1 Superior Essex, Inc.                                                  179,550
               POULTRY PRODUCTS--0.4%
    41,000     Pilgrim's Pride Corp.                                               1,217,700
    12,800     Sanderson Farms, Inc.                                                 445,440
                  TOTAL                                                            1,663,140
               PRINTED CIRCUIT BOARDS--0.0%
    11,100     Jabil Circuit, Inc.                                                   241,203
               PROPERTY LIABILITY INSURANCE--4.2%
    18,600     American Financial Group, Inc.                                        556,140
    98,800     Chubb Corp.                                                         5,270,980
    54,500     Loews Corp.                                                         2,675,405
     4,400     Mercury General Corp.                                                 225,764
     5,300   1 Philadelphia Consolidated Holding Corp.                               216,240
    11,200     Reinsurance Group of America                                          639,856
    27,100     SAFECO Corp.                                                        1,569,090
   134,700     The Travelers Cos., Inc.                                            7,032,687
     2,900     Transatlantic Holdings, Inc.                                          216,137
                  TOTAL                                                           18,402,299
               RAILROAD--2.1%
   119,700     Norfolk Southern Corp.                                              6,182,505
    22,300     Union Pacific Corp.                                                 2,855,292
                  TOTAL                                                            9,037,797
               RECREATIONAL GOODS--0.0%
     4,600   1 Smith & Wesson Holding Corp.                                           55,614
               REGIONAL BANK--6.2%
    12,000     Associated Banc Corp.                                                 346,320
    27,700     BB&T Corp.                                                          1,024,069
     8,500     Central Pacific Financial Corp.                                       190,655
     5,700     City National Corp.                                                   385,320
    74,100     Comerica, Inc.                                                      3,458,988
     2,700     East West Bancorp, Inc.                                                91,098
   106,400     Fifth Third Bancorp                                                 3,328,192
    13,200     FirstMerit Corp.                                                      279,840
   205,413     KeyCorp                                                             5,844,000
     7,200     M & T Bank Corp.                                                      716,256
    13,300     Pacific Capital Bancorp                                               275,709
     5,100   1 SVB Financial Group                                                   264,129
   105,300     SunTrust Banks, Inc.                                                7,644,780
    23,500     UnionBanCal Corp.                                                   1,269,235
     3,800     United Bankshares, Inc.                                               115,140
    34,400     Zions Bancorp                                                       2,033,384
                  TOTAL                                                           27,267,115
               SAVINGS & LOAN--0.2%
    33,000     Hudson City Bancorp, Inc.                                             516,780
    15,300     Newalliance Bancshares, Inc.                                          214,047
     5,900     Webster Financial Corp. Waterbury                                     213,816
                  TOTAL                                                              944,643
               SECURITIES BROKERAGE--5.1%
    88,600     Goldman Sachs Group, Inc.                                          21,965,712
     4,300     OptionsXpress Holdings, Inc.                                          127,968
    21,300     Schwab (Charles) Corp.                                                495,012
                  TOTAL                                                           22,588,692
               SEMICONDUCTOR DISTRIBUTION--0.4%
    40,000   1 Avnet, Inc.                                                         1,668,800
               SEMICONDUCTOR MANUFACTURING--2.1%
    34,600     Intersil Holding Corp.                                              1,049,764
   108,000   1 MEMC Electronic Materials, Inc.                                     7,907,760
     7,600   1 Silicon Laboratories, Inc.                                            332,120
    22,700   1 Spansion, Inc.                                                        160,035
                  TOTAL                                                            9,449,679
               SERVICES TO MEDICAL PROFESSIONALS--0.2%
     4,900   1 Express Scripts, Inc., Class A                                        309,190
     7,600   1 Humana, Inc.                                                          569,620
     5,600   1 Nighthawk Radiology Holdings, Inc.                                    131,824
                  TOTAL                                                            1,010,634
               SOFT DRINKS--0.4%
    27,200   1 Hansen Natural Corp.                                                1,849,600
               SOFTWARE PACKAGED/CUSTOM--1.1%
    39,100   1 Activision, Inc.                                                      924,715
     8,600   1 Advent Software, Inc.                                                 475,838
    13,100   1 Blue Coat Systems, Inc.                                               531,729
    30,800   1 Computer Sciences Corp.                                             1,798,412
    10,200     Electronic Data Systems Corp.                                         220,218
     5,900   1 SPSS, Inc.                                                            224,200
    12,900   1 Synchronoss Technologies, Inc.                                        516,000
    10,600   1 VASCO Data Security International, Inc.                               280,264
                  TOTAL                                                            4,971,376
               SPECIALTY CHEMICALS--0.3%
     8,100     Minerals Technologies, Inc.                                           568,782
    18,500   1 OM Group, Inc.                                                        980,130
         1     Tronox Inc., Class B                                                        9
                  TOTAL                                                            1,548,921
               SPECIALTY RETAILING--0.2%
     4,800     Advance Auto Parts, Inc.                                              163,776
     9,200   1 Big Lots, Inc.                                                        220,616
    22,000     Borders Group, Inc.                                                   339,240
     4,200     Pep Boys-Manny Moe & Jack                                              61,782
                  TOTAL                                                              785,414
               TELECOMMUNICATION EQUIPMENT & SERVICES--2.7%
     2,200   1 Anixter International, Inc.                                           158,070
    16,900   1 CIENA Corp.                                                           808,834
   256,400     Qualcomm, Inc.                                                     10,955,972
                  TOTAL                                                           11,922,876
               UNDESIGNATED CONSUMER CYCLICALS--0.1%
     4,800     DeVRY, Inc.                                                           262,512
     3,100   1 Kendle International, Inc.                                            125,023
                  TOTAL                                                              387,535
               UNDESIGNATED CONSUMER STAPLES--0.1%
    17,300   1 NBTY, Inc.                                                            615,880
                  TOTAL COMMON STOCKS                                            435,924,596
                  (IDENTIFIED COST $393,299,974)
               MUTUAL FUND--1.6%
 6,907,757 2,3 Prime Value Obligations Fund, Institutional Shares, 5.06%           6,907,757
               (AT NET ASSET VALUE)
                  TOTAL INVESTMENTS-100.5%                                       442,832,353
                  (IDENTIFIED COST $400,207,731)4
                  OTHER ASSETS AND LIABILITIES - NET-(0.5)%                      (2,260,115)
                  TOTAL NET ASSETS-100%                                        $ 440,572,238

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At October 31, 2007, the cost of investments for federal tax purposes was $400,207,731. The net unrealized appreciation of investments for federal tax purposes was $42,624,622. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,488,222 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,863,600.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than 60 days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts listed are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or valuation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.







FEDERATED MDT BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    SHARES OR     PRINCIPAL                                                                           VALUE
    AMOUNT
                 COMMON STOCKS-49.8%
                 AGRICULTURAL CHEMICALS--2.4%
         900     Bunge Ltd.                                                                           $     103,671
      87,900     Monsanto Co.                                                                             8,581,677
                    TOTAL                                                                                 8,685,348
                 AIRLINE - REGIONAL--0.0%
       3,000   1 Republic Airways Holdings, Inc.                                                             63,870
         700     SkyWest, Inc.                                                                               19,103
                    TOTAL                                                                                    82,973
                 APPAREL--0.1%
       1,600     Columbia Sportswear Co.                                                                     78,000
       6,300   1 Warnaco Group, Inc.                                                                        256,347
                    TOTAL                                                                                   334,347
                 AUTO ORIGINAL EQUIPMENT MANUFACTURERS--0.0%
       1,900     Superior Industries International, Inc.                                                     38,399
                 BIOTECHNOLOGY--0.0%
       3,100   1 Martek Biosciences Corp.                                                                    94,705
                 BOOK PUBLISHING--0.0%
       2,600   1 Scholastic Corp.                                                                           102,908
                 BUILDING SUPPLY STORES--0.5%
      68,400     Lowe's Cos., Inc.                                                                        1,839,276
                 CLOTHING STORES--0.1%
         900   1 AnnTaylor Stores Corp.                                                                      27,891
       4,700   1 Hanesbrands Inc.                                                                           145,888
       4,500   1 Jos A. Bank Clothiers, Inc.                                                                131,445
                    TOTAL                                                                                   305,224
                 COMPUTER PERIPHERALS--0.0%
       1,400   1 Hutchinson Technology, Inc.                                                                 33,222
                 COMPUTER STORES--0.1%
      12,900   1 Ingram Micro, Inc., Class A                                                                273,996
       2,500   1 Tech Data Corp.                                                                             98,325
                    TOTAL                                                                                   372,321
                 COMPUTERS - LOW END--2.4%
      45,400   1 Apple, Inc.                                                                              8,623,730
                 CONSTRUCTION MACHINERY--0.3%
      15,700     Manitowoc, Inc.                                                                            773,382
       9,600     Trinity Industries, Inc.                                                                   346,944
                    TOTAL                                                                                 1,120,326
                 CRUDE OIL & GAS PRODUCTION--1.9%
      14,400     Anadarko Petroleum Corp.                                                                   849,888
      53,400     Apache Corp.                                                                             5,543,454
       4,600   1 Stone Energy Corp.                                                                         205,068
       2,600   1 Swift Energy Co.                                                                           123,318
                    TOTAL                                                                                 6,721,728
                 DEFENSE AEROSPACE--0.1%
       3,900     Goodrich (B.F.) Co.                                                                        271,674
         400     Triumph Group, Inc.                                                                         31,848
                    TOTAL                                                                                   303,522
                 DISCOUNT DEPARTMENT STORES--0.5%
       3,600   1 BJ's Wholesale Club, Inc.                                                                  129,168
      33,300     Wal-Mart Stores, Inc.                                                                    1,505,493
                    TOTAL                                                                                 1,634,661
                 DIVERSIFIED OIL--0.4%
      20,200     Occidental Petroleum Corp.                                                               1,394,810
                 DRUG STORES--0.1%
       4,200     Longs Drug Stores Corp.                                                                    220,542
                 ELECTRIC & ELECTRONIC ORIGINAL EQUIPMENT MANUFACTURERS--0.1%
       3,200     Cubic Corp.                                                                                144,000
       2,700   1 Energy Conversion Devices, Inc.                                                             73,683
                    TOTAL                                                                                   217,683
                 ELECTRIC UTILITY--0.6%
       6,400     CMS Energy Corp.                                                                           108,608
      17,800     Edison International                                                                     1,035,070
      15,600     PG&E Corp.                                                                                 763,308
       2,900     Portland General Electric Co.                                                               81,635
       1,600     Wisconsin Energy Corp.                                                                      76,608
                    TOTAL                                                                                 2,065,229
                 ELECTRICAL EQUIPMENT--0.0%
       2,600     Encore Wire Corp.                                                                           54,600
                 ELECTRONIC INSTRUMENTS--0.0%
       1,100     Analogic Corp.                                                                              62,865
       1,700   1 Cymer, Inc.                                                                                 72,250
                    TOTAL                                                                                   135,115
                 ELECTRONICS STORES--0.0%
       2,700     Circuit City Stores, Inc.                                                                   21,411
                 ETHICAL DRUGS--0.6%
       5,300   1 Forest Laboratories, Inc., Class A                                                         207,071
      59,300     Pfizer, Inc.                                                                             1,459,373
      13,900     Schering Plough Corp.                                                                      424,228
         900     Wyeth                                                                                       43,767
                    TOTAL                                                                                 2,134,439
                 FINANCIAL SERVICES--0.8%
      13,800     Ameriprise Financial, Inc.                                                                 869,124
         500     FactSet Research Systems                                                                    35,260
      43,900     MBIA, Inc.                                                                               1,889,456
                    TOTAL                                                                                 2,793,840
                 GAS DISTRIBUTOR--0.0%
       3,000     AGL Resources, Inc.                                                                        118,590
                 GENERIC DRUGS--0.0%
       4,800   1 Warner Chilcott Ltd - Class A                                                               88,944
                 HOME BUILDING--0.9%
      23,300     Centex Corp.                                                                               583,898
      23,200     D. R. Horton, Inc.                                                                         294,408
       9,200   1 Hovnanian Enterprises, Inc., Class A                                                       104,604
      15,300     KB HOME                                                                                    422,892
      14,400     Lennar Corp., Class A                                                                      329,040
       7,100     M.D.C. Holdings, Inc.                                                                      287,621
      34,200     Pulte Homes, Inc.                                                                          507,528
       3,600     Ryland Group, Inc.                                                                         102,348
      21,600   1 Toll Brothers, Inc.                                                                        494,856
                    TOTAL                                                                                 3,127,195
                 INTEGRATED DOMESTIC OIL--2.4%
      88,100     ConocoPhillips                                                                           7,484,976
      16,200     Marathon Oil Corp.                                                                         957,906
                    TOTAL                                                                                 8,442,882
                 INTEGRATED INTERNATIONAL OIL--2.2%
      87,000     Chevron Corp.                                                                            7,961,370
                 INTERNET SERVICES--2.6%
      70,900   1 Amazon.com, Inc.                                                                         6,320,735
       1,500   1 Blue Nile, Inc.                                                                            118,560
      82,400   1 eBay, Inc.                                                                               2,974,640
                    TOTAL                                                                                 9,413,935
                 LEASING--0.0%
       2,900     GATX Corp.                                                                                 118,813
                 LIFE INSURANCE--2.4%
         500     Delphi Financial Group, Inc., Class A                                                       19,375
      69,400     MetLife, Inc.                                                                            4,778,190
       5,100     Nationwide Financial Services, Inc., Class A                                               273,615
       2,900     Protective Life Corp.                                                                      124,323
      32,800     Prudential Financial                                                                     3,172,416
       5,100     Torchmark Corp.                                                                            332,316
                    TOTAL                                                                                 8,700,235
                 LUMBER PRODUCTS--0.1%
      10,400     Louisiana-Pacific Corp.                                                                    171,184
                 MAJOR STEEL PRODUCER--1.3%
      43,700     United States Steel Corp.                                                                4,715,230
                 MARITIME--0.1%
       6,500   1 Kirby Corp.                                                                                296,920
                 MEDICAL SUPPLIES--0.1%
       7,000     Mentor Corp.                                                                               297,990
                 MEDICAL TECHNOLOGY--0.4%
       4,800   1 Intuitive Surgical, Inc.                                                                 1,568,976
                 METAL FABRICATION--1.1%
      25,400     Precision Castparts Corp.                                                                3,805,174
                 MISCELLANEOUS COMMUNICATIONS--0.0%
         600   1 Bankrate, Inc.                                                                              27,570
                 MISCELLANEOUS FOOD PRODUCTS--0.1%
       3,800     Corn Products International, Inc.                                                          161,652
       6,700   1 Fresh Del Monte Produce, Inc.                                                              243,076
                    TOTAL                                                                                   404,728
                 MISCELLANEOUS COMPONENTS--0.2%
      17,700     Amphenol Corp., Class A                                                                    783,579
                 MONEY CENTER BANK--4.0%
      66,800     Bank of America Corp.                                                                    3,225,104
      51,500     Citigroup, Inc.                                                                          2,157,850
     186,300     J.P. Morgan Chase & Co.                                                                  8,756,100
                    TOTAL                                                                                14,139,054
                 MORTGAGE & TITLE--0.1%
       3,500     LandAmerica Financial Group, Inc.                                                           97,265
       6,300     Radian Group, Inc.                                                                          79,317
                    TOTAL                                                                                   176,582
                 MULTI-INDUSTRY CAPITAL GOODS--0.3%
         600     Carlisle Cos., Inc.                                                                         23,670
       2,800   1 Ceradyne, Inc.                                                                             191,548
      11,900   1 Shaw Group, Inc.                                                                           887,740
                    TOTAL                                                                                 1,102,958
                 MULTI-LINE INSURANCE--2.7%
      26,050     Allstate Corp.                                                                           1,365,020
     123,000     American International Group, Inc.                                                       7,763,760
      11,300     Assurant, Inc.                                                                             660,372
                    TOTAL                                                                                 9,789,152
                 OFFSHORE DRILLER--0.2%
       4,700   1 Hornbeck Offshore Services, Inc.                                                           183,770
       7,200   1 Oceaneering International, Inc.                                                            556,344
                    TOTAL                                                                                   740,114
                 OIL REFINER--0.1%
       1,400     Sunoco, Inc.                                                                               103,040
       3,400     Tesoro Petroleum Corp.                                                                     205,802
                    TOTAL                                                                                   308,842
                 OIL SERVICE, EXPLORE & DRILL--0.2%
       5,700   1 McDermott International, Inc.                                                              348,042
       3,600   1 SEACOR Holdings, Inc.                                                                      329,940
                    TOTAL                                                                                   677,982
                 OIL WELL SUPPLY--2.5%
       3,600   1 Cameron International Corp.                                                                350,496
      16,600   1 FMC Technologies, Inc.                                                                   1,006,458
      76,600     Schlumberger Ltd.                                                                        7,397,262
                    TOTAL                                                                                 8,754,216
                 OTHER COMMUNICATIONS EQUIPMENT--0.0%
       2,100   1 Superior Essex Inc.                                                                         69,825
                 POULTRY PRODUCTS--0.2%
      17,100     Pilgrims Pride Corp.                                                                       507,870
       5,800     Sanderson Farms, Inc.                                                                      201,840
                    TOTAL                                                                                   709,710
                 PRINTED CIRCUIT BOARDS--0.0%
       1,800     Jabil Circuit, Inc.                                                                         39,114
                 PROPERTY LIABILITY INSURANCE--2.3%
       7,850     American Financial Group, Inc. Ohio                                                        234,715
      43,700     Chubb Corp.                                                                              2,331,395
      23,000     Loews Corp.                                                                              1,129,070
       2,300     Mercury General Corp.                                                                      118,013
       3,100   1 Philadelphia Consolidated Holding Corp.                                                    126,480
       5,300     Reinsurance Group of America                                                               302,789
      12,600     Safeco Corp.                                                                               729,540
      62,600     The Travelers Cos, Inc.                                                                  3,268,346
       1,600     Transatlantic Holdings, Inc.                                                               119,248
                    TOTAL                                                                                 8,359,596
                 RAILROAD--1.1%
      55,300     Norfolk Southern Corp.                                                                   2,856,245
       9,200     Union Pacific Corp.                                                                      1,177,968
                    TOTAL                                                                                 4,034,213
                 REAL ESTATE INVESTMENT TRUSTS-1.6%
       3,400     AMB Property Corp.                                                                         222,190
       1,400     Alexandria Real Estate Equities, Inc.                                                      144,396
       3,100     Avalonbay Communities, Inc.                                                                380,215
       2,150     Boston Properties, Inc.                                                                    232,931
       3,550     Developers Diversified Realty                                                              178,920
       3,300     Equity Residential Properties Trust                                                        137,874
       7,100     Federal Realty Investment Trust                                                            626,362
       5,500     HCP, Inc.                                                                                  187,220
      39,500     Host Hotels & Resorts, Inc.                                                                875,320
       5,500     Kimco Realty Corp.                                                                         228,360
       7,800     Plum Creek Timber Co., Inc.                                                                348,426
       9,000     Prologis Trust                                                                             645,660
       1,400     Public Storage, Inc.                                                                       113,358
       4,500     Realty Income Corp.                                                                        132,930
       3,800     SL Green Realty Corp.                                                                      458,508
       2,600     Simon Property Group, Inc.                                                                 270,686
       6,050     Vornado Realty Trust                                                                       675,906
                    TOTAL                                                                                 5,859,262
                 RECREATIONAL GOODS--0.0%
       1,500   1 Smith & Wesson Holding Corp.                                                                18,135
                 REGIONAL BANK--2.9%
       5,000     Associated Banc Corp.                                                                      144,300
      12,900     BB&T Corp.                                                                                 476,913
       3,200     Central Pacific Financial Corp.                                                             71,776
       2,300     City National Corp.                                                                        155,480
      28,700     Comerica, Inc.                                                                           1,339,716
       1,600     East West Bancorp, Inc.                                                                     53,984
      35,700     Fifth Third Bancorp                                                                      1,116,696
       1,400     FirstMerit Corp.                                                                            29,680
       2,100     Frontier Financial Corp.                                                                    46,599
      68,657     KeyCorp                                                                                  1,953,292
       3,100     M & T Bank Corp.                                                                           308,388
       5,500     Pacific Capital Bancorp                                                                    114,015
      44,900     SunTrust Banks, Inc.                                                                     3,259,740
       1,800   1 Svb Finl Group                                                                              93,222
       1,500     Synovus Financial Corp.                                                                     39,540
       8,700     UnionBanCal Corp.                                                                          469,887
       1,000     United Bankshares, Inc.                                                                     30,300
       9,600     Zions Bancorp                                                                              567,456
                    TOTAL                                                                                10,270,984
                 SAVINGS & LOAN--0.1%
      12,900     Hudson City Bancorp, Inc.                                                                  202,014
       7,000     Newalliance Bancshares, Inc.                                                                97,930
       2,700     Webster Financial Corp. Waterbury                                                           97,848
                    TOTAL                                                                                   397,792
                 SECURITIES BROKERAGE--2.7%
      37,600     Goldman Sachs Group, Inc.                                                                9,321,792
         500     OptionsXpress Holdings, Inc.                                                                14,880
      10,800     Schwab (Charles) Corp.                                                                     250,992
                    TOTAL                                                                                 9,587,664
                 SEMICONDUCTOR DISTRIBUTION--0.2%
      14,800   1 Avnet, Inc.                                                                                617,456
                 SEMICONDUCTOR MANUFACTURING--1.1%
      18,800     Intersil Holding Corp.                                                                     570,392
      41,000   1 MEMC Electronic Materials                                                                3,002,020
       6,700   1 Silicon Laboratories, Inc.                                                                 292,790
      11,400   1 Spansion Inc. - Class A                                                                     80,370
                    TOTAL                                                                                 3,945,572
                 SERVICES TO MEDICAL PROFESSIONALS--0.1%
       2,300   1 Humana, Inc.                                                                               172,385
       3,200   1 Nighthawk Radiology Holdings                                                                75,328
                    TOTAL                                                                                   247,713
                 SOFT DRINKS--0.2%
      10,800   1 Hansen Natural Corp.                                                                       734,400
                 SOFTWARE PACKAGED/CUSTOM--0.5%
      16,800   1 Activision, Inc.                                                                           397,320
       4,000   1 Advent Software, Inc.                                                                      221,320
      13,900   1 Computer Sciences Corp.                                                                    811,621
       4,800     Electronic Data Systems Corp.                                                              103,632
       1,400   1 SPSS, Inc.                                                                                  53,200
       4,900   1 VASCO Data Security International, Inc.                                                    129,556
                    TOTAL                                                                                 1,716,649
                 SPECIALTY CHEMICALS--0.2%
       3,800     Minerals Technologies, Inc.                                                                266,836
       7,900   1 OM Group, Inc.                                                                             418,542
                    TOTAL                                                                                   685,378
                 SPECIALTY RETAILING--0.1%
       2,500     Advance Auto Parts, Inc.                                                                    85,300
       3,400   1 Big Lots, Inc.                                                                              81,532
      10,200     Borders Group, Inc.                                                                        157,284
       1,400     Pep Boys-Manny Moe & Jack                                                                   20,594
                    TOTAL                                                                                   344,710
                 TELECOMMUNICATION EQUIPMENT & SERVICES--1.4%
         400   1 Anixter International, Inc.                                                                 28,740
       8,000   1 CIENA Corp.                                                                                382,880
     107,900     Qualcomm, Inc.                                                                           4,610,567
                    TOTAL                                                                                 5,022,187
                 UNDESIGNATED CONSUMER CYCLICALS--0.0%
       2,000     DeVRY, Inc.                                                                                109,380
                 UNDESIGNATED CONSUMER STAPLES--0.1%
       6,700   1 NBTY, Inc.                                                                                 238,520
                    TOTAL COMMON STOCKS                                                                 178,070,834
                    (IDENTIFIED COST $166,653,970)
                 ASSET-BACKED SECURITIES--0.5%
     400,000     Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049                     399,479
      47,753     CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032                     48,362
     526,746     Community Program Loan Trust 1987-A A4, 4.50%, 10/01/2018                                  520,068
     140,000     Morgan Stanley Capital I 2006-IQ12 A4, 5.319%, 12/15/2043                                  136,642
     250,000     Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%,               249,119
                 03/12/2051
     250,000     Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%,               246,459
                 03/12/2051
                    TOTAL ASSET-BACKED SECURITIES                                                         1,600,129
                    (IDENTIFIED COST $1,620,405)
                 COLLATERALIZED MORTGAGE OBLIGATIONS--0.3%
       4,938     Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.67%, 3/25/2031                           4,830
     410,000     Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049                405,882
      15,395     Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.00%, 7/15/2022                             15,353
      27,950     Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.00%, 9/15/2022                             27,881
      31,671     Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013                            32,243
      75,000     Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.00%, 9/15/2032                            75,883
      70,376     Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023                   71,918
      11,431     Federal National Mortgage Association REMIC 2001-37 GA, 8.00%, 7/25/2016                    12,093
      18,273     Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033                    16,979
      14,409     Government National Mortgage Association REMIC 1999-29 PB, 7.25%, 7/16/2028                 14,648
      52,656     Government National Mortgage Association REMIC 2002-17 B, 6.00%, 3/20/2032                  53,151
     350,000     JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.478%, 2/12/2049             354,645
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                             1,085,506
                    (IDENTIFIED COST $1,097,595)
                 CORPORATE BONDS--5.3%
                 BASIC INDUSTRY - CHEMICALS--0.0%
     100,000     Albemarle Corp., Sr. Note, 5.10%, 02/01/2015                                                95,741
      75,000     Rohm & Haas Co., 6.000%, 09/15/2017                                                         76,499
                    TOTAL                                                                                   172,240
                 BASIC INDUSTRY - METALS & MINING--0.1%
      50,000     Alcan, Inc., 5.000%, 06/01/2015                                                             48,228
      85,000     Alcoa, Inc., Note, 5.55%, 02/01/2017                                                        82,671
     150,000     BHP Finance (USA), Inc., Company Guarantee, 5.25%, 12/15/2015                              148,827
     110,000     Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035                                 97,526
                    TOTAL                                                                                   377,252
                 CAPITAL GOODS - AEROSPACE & DEFENSE--0.1%
      50,000 2,3 BAE Systems Holdings, Inc., 5.200%, 08/15/2015                                              48,809
     125,000     Boeing Co., Note, 5.125%, 02/15/2013                                                       125,149
     200,000     Raytheon Co., Unsecd. Note, 5.375%, 04/01/2013                                             199,391
                    TOTAL                                                                                   373,349
                 CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.1%
     100,000     Emerson Electric Co., Unsecd. Note, 5.75%, 11/01/2011                                      102,769
      50,000     Honeywell International, Inc., Note, 7.500%, 03/01/2010                                     52,993
      40,000 2,3 Textron Financial Corp., Jr. Sub. Note, 6.00%, 02/15/2067                                   37,214
                    TOTAL                                                                                   192,976
                 CAPITAL GOODS - ENVIRONMENTAL--0.0%
     100,000     Waste Management, Inc., 7.375%, 08/01/2010                                                 105,508
                 CAPITAL GOODS - PACKAGING--0.0%
      20,000     Pactiv Corp., 6.40%, 1/15/2018                                                              20,601
                 COMMUNICATIONS - MEDIA & CABLE--0.1%
     100,000     Comcast Corp., Sr. Note, 7.125%, 06/15/2013                                                107,202
     200,000     Comcast Corp., Company Guarantee, 6.500%, 01/15/2017                                       209,709
      75,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                   73,832
      25,000 2,3 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 05/01/2017                                24,822
                    TOTAL                                                                                   415,565
                 COMMUNICATIONS - MEDIA NONCABLE--0.0%
      75,000     News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016                           86,260
      75,000     News America Holdings, Inc., Sr. Deb., 9.25%, 02/01/2013                                    86,965
                    TOTAL                                                                                   173,225
                 COMMUNICATIONS - TELECOM WIRELESS--0.2%
     210,000     AT&T Wireless Services, Inc., Sr. Note, 8.75%, 03/01/2031                                  273,602
     100,000     America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015                                     101,665
     100,000     Cingular Wireless LLC, Sr. Note, 6.50%, 12/15/2011                                         105,025
      50,000     Sprint Capital Corp., Company Guarantee, 8.75%, 03/15/2032                                  57,390
     100,000     Sprint Capital Corp., Note, 8.375%, 03/15/2012                                             109,270
      60,000     Vodafone Group PLC, 5.35%, 02/27/2012                                                       60,322
     100,000     Vodafone Group PLC, Note, 5.625%, 02/27/2017                                                99,533
                    TOTAL                                                                                   806,807
                 COMMUNICATIONS - TELECOM WIRELINES--0.2%
      50,000     Embarq Corp., 6.738%, 06/01/2013                                                            52,643
     100,000     Telecom Italia Capital, Note, 4.875%, 10/01/2010                                            99,428
      40,000     Telefonica SA, Company Guarantee, 7.045%, 06/20/2036                                        44,507
     150,000     Telefonica SA, Sr. Note, 5.855%, 02/04/2013                                                153,214
     100,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                99,425
     125,000     Verizon Global Funding, Note, 7.250%, 12/01/2010                                           133,334
                    TOTAL                                                                                   582,551
                 CONSUMER CYCLICAL - AUTOMOTIVE--0.1%
     150,000     DaimlerChrysler North America Holding Corp., Sr. Note, 4.875%, 06/15/2010                  149,231
      75,000     DaimlerChrysler North America Holding Corp., Sr. Note, 6.50%, 11/15/2013                    78,858
     100,000 2,3 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 03/14/2011                        101,387
                    TOTAL                                                                                   329,476
                 CONSUMER CYCLICAL - ENTERTAINMENT--0.1%
     175,000     Disney Co., Note, 5.70%, 07/15/2011                                                        179,546
     100,000     Time Warner, Inc., 5.50%, 11/15/2011                                                       100,443
                    TOTAL                                                                                   279,989
                 CONSUMER CYCLICAL - LODGING--0.0%
     100,000     Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016                                97,359
                 CONSUMER CYCLICAL - RETAILERS--0.1%
     140,000     CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 06/01/2017                                    139,692
      80,000     Costco Wholesale Corp., 5.30%, 03/15/2012                                                   80,994
      35,000     JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 02/15/2018                                 33,980
      25,000     Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011                                              26,703
     100,000     Target Corp., 5.875%, 03/01/2012                                                           103,050
      50,000     Target Corp., Note, 5.875%, 07/15/2016                                                      50,894
                    TOTAL                                                                                   435,313
                 CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.2%
     125,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 03/01/2017                                     126,259
     100,000     Bottling Group LLC, Note, 5.50%, 04/01/2016                                                100,528
      90,000     General Mills, Inc., Note, 5.70%, 02/15/2017                                                89,487
      75,000     Kraft Foods, Inc., Note, 5.25%, 10/01/2013                                                  74,735
     110,000     Kraft Foods, Inc., Note, 6.25%, 06/01/2012                                                 114,373
     100,000 2,3 SABMiller PLC, Note, 6.200%, 07/01/2011                                                    103,855
                    TOTAL                                                                                   609,237
                 CONSUMER NON-CYCLICAL HEALTH CARE--0.1%
     100,000     Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010                                         99,010
      90,000     Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017                               93,265
                    TOTAL                                                                                   192,275
                 CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.4%
      75,000     Abbott Laboratories, 5.375%, 05/15/2009                                                     75,952
     100,000     Genentech, Inc., Note, 4.75%, 07/15/2015                                                    96,676
      60,000     Lilly (Eli) & Co., Bond, 5.20%, 03/15/2017                                                  59,299
     125,000     Lilly (Eli) & Co., Unsecd. Note, 6.57%, 01/01/2016                                         134,698
     100,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/01/2018                                               108,883
     785,000     Wyeth, 5.45%, 04/01/2017                                                                   780,433
     100,000     Wyeth, Unsecd. Note, 5.50%, 02/01/2014                                                     100,728
                    TOTAL                                                                                 1,356,669
                 ENERGY - INDEPENDENT--0.1%
     105,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 09/15/2016                              105,817
      50,000     Canadian Natural Resources Ltd., 4.90%, 12/01/2014                                          47,759
     150,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                        166,372
      60,000     XTO Energy, Inc., 6.75%, 08/01/2037                                                         64,812
      65,000     XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 08/01/2017                                       67,681
                    TOTAL                                                                                   452,441
                 ENERGY - INTEGRATED--0.2%
     225,000     Conoco Funding Co., Inc., 7.25%, 10/15/2031                                                263,967
      75,000     ConocoPhillips Australia Funding Co., 5.50%, 04/15/2013                                     76,379
     350,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                    397,823
                    TOTAL                                                                                   738,169
                 ENERGY - OIL FIELD SERVICES--0.0%
      40,000     Enbridge, Inc., Sr. Note, 5.60%, 04/01/2017                                                 39,484
                 ENERGY - REFINING--0.1%
     100,000     Valero Energy Corp., 6.875%, 04/15/2012                                                    105,680
     115,000     Valero Energy Corp., 7.50%, 04/15/2032                                                     130,224
      35,000     Valero Energy Corp., Note, 4.75%, 04/01/2014                                                33,417
                    TOTAL                                                                                   269,321
                 FINANCIAL INSTITUTION - BANKING--0.9%
     200,000     Bank of America Corp., Sr. Note, 5.375%, 06/15/2014                                        202,806
     125,000 2,3 Barclays Bank PLC, 5.926%, 12/31/2049                                                      119,289
     120,000     Capital One Capital IV, 6.745%, 02/17/2037                                                 106,123
     200,000     Citigroup, Inc., Note, 5.125%, 02/14/2011                                                  200,452
     150,000     Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014                                   146,312
     150,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 08/16/2011                          151,872
     100,000     HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035                                        96,300
     200,000     HSBC Finance Corp., 4.75%, 04/15/2010                                                      199,205
     200,000     Household Finance Corp., Note, 7.00%, 05/15/2012                                           212,376
     150,000     J.P. Morgan Chase & Co., 5.75%, 01/02/2013                                                 151,116
     200,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014                                     195,736
     100,000     Marshall & Ilsley Bank, Sr. Note, 4.40%, 03/15/2010                                         98,950
     200,000     Northern Trust Corp., Sr. Note, 5.30%, 08/29/2011                                          200,667
     200,000     PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017                                           196,685
     100,000     PNC Funding Corp., Sub. Note, 7.50%, 11/01/2009                                            104,989
     100,000     Popular North America, Inc., 5.65%, 04/15/2009                                             100,847
     250,000     US BANK NA, Sub. Note, 4.95%, 10/30/2014                                                   241,952
     250,000     Wachovia Bank N.A., 4.80%, 11/01/2014                                                      238,737
     100,000     Wells Fargo Bank, N.A., Sub. Note, 6.45%, 02/01/2011                                       103,980
      75,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                 72,507
                    TOTAL                                                                                 3,140,901
                 FINANCIAL INSTITUTION - BROKERAGE--0.5%
     100,000     Amvescap PLC, Note, 4.5%, 12/15/2009                                                        97,951
     100,000     Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 03/25/2009                                    97,104
     300,000     Blackrock, Inc., 6.250%, 09/15/2017                                                        305,939
      20,000     Eaton Vance Corp., 6.500%, 10/02/2017                                                       20,364
     150,000 2,3 FMR Corp., Bond, 7.570%, 06/15/2029                                                        174,064
     125,000     Goldman Sachs Group, Inc., 6.125%, 02/15/2033                                              123,693
     150,000     Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013                                        149,216
      75,000     Janus Capital Group, Inc., Sr. Note, 6.25%, 06/15/2012                                      76,278
      80,000     Janus Capital Group, Inc., Sr. Note, 6.70%, 06/15/2017                                      82,908
     120,000     Lehman Brothers Holdings, Inc., 7.875%, 08/15/2010                                         128,069
     135,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 07/19/2017                               136,441
     115,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 07/17/2037                              113,859
     150,000     Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 07/15/2014                                 147,024
     100,000     Morgan Stanley, Note, 4.00%, 01/15/2010                                                     97,900
                    TOTAL                                                                                 1,750,810
                 FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--0.3%
     100,000     American Express Co., Global Sr. Note, 4.75%, 06/17/2009                                    99,904
     100,000     American Express Co., 4.875%, 07/15/2013                                                    97,408
     100,000     American General Finance Corp., 4.00%, 03/15/2011                                           95,665
     150,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 01/15/2015                             146,180
      90,000 2,3 Capmark Financial Group, Inc., Note, 6.30%, 05/10/2017                                      73,775
     200,000     General Electric Capital Corp., Note, 4.875%, 03/04/2015                                   196,909
     200,000 2,3 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                  198,426
     100,000     International Lease Finance Corp., 4.875%, 09/01/2010                                       99,572
      75,000     SLM Corp., Note, 4.00%, 01/15/2010                                                          70,384
                    TOTAL                                                                                 1,078,223
                 FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.0%
      75,000     Aetna US Healthcare, 5.75%, 06/15/2011                                                      76,863
                 FINANCIAL INSTITUTION - INSURANCE - LIFE--0.1%
     200,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                      252,954
                 FINANCIAL INSTITUTION - INSURANCE - P&C--0.2%
      91,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 02/15/2017                                         90,482
      75,000     CNA Financial Corp., 6.500%, 08/15/2016                                                     77,077
     100,000 2,3 Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014                                99,314
     100,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015                      99,488
     500,000 2,3 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                  496,704
                    TOTAL                                                                                   863,065
                 FINANCIAL INSTITUTION - REITS--0.1%
      20,000 2,3 Equity One, Inc., 6.00%, 09/15/2017                                                         19,201
      75,000     Liberty Property LP,  6.625%, 10/01/2017                                                    76,713
     100,000     Prologis, Sr. Note, 5.500%, 04/01/2012                                                      99,695
                    TOTAL                                                                                   195,609
                 FOREIGN - LOCAL - GOVERNMENT--0.0%
     100,000     Ontario, Province of, Note, 4.50%, 02/03/2015                                               97,701
                 TECHNOLOGY--0.3%
      75,000     Cisco Systems, Inc., Sr. Note, 5.25%, 02/22/2011                                            75,837
      60,000     Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 02/22/2016                                    60,511
     250,000     Dell Computer Corp., Sr. Deb., 7.10%, 04/15/2028                                           270,116
      75,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011                                75,320
      50,000     Hewlett-Packard Co., Note, 5.40%, 03/01/2017                                                49,890
     125,000     Hewlett-Packard Co., Note, 6.50%, 07/01/2012                                               132,798
     100,000     IBM Corp., Deb., 8.375%, 11/01/2019                                                        123,753
     150,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 01/15/2011                               150,101
                    TOTAL                                                                                   938,326
                 TRANSPORTATION - AIRLINES--0.0%
      75,000     Southwest Airlines Co., 6.50%, 03/01/2012                                                   77,617
      50,000     Southwest Airlines Co., Deb., 7.375%, 03/01/2027                                            53,575
                    TOTAL                                                                                   131,192
                 TRANSPORTATION - RAILROADS--0.1%
      75,000     Burlington Northern Santa Fe Corp., Sr. Note, 4.875%, 01/15/2015                            71,904
     100,000     Canadian Pacific RR, 7.125%, 10/15/2031                                                    105,308
     100,000     Norfolk Southern Corp., Note, 6.75%, 02/15/2011                                            104,680
     100,000     Union Pacific Corp., 4.875%, 01/15/2015                                                     95,303
                    TOTAL                                                                                   377,195
                 TRANSPORTATION - SERVICES--0.0%
      90,000 2,3 Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017                                   90,623
     100,000     FedEx Corp., Note, 5.50%, 08/15/2009                                                       100,800
                    TOTAL                                                                                   191,423
                 UTILITY - ELECTRIC--0.4%
     150,000     Alabama Power Co., 5.700%, 02/15/2033                                                      142,191
     100,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                    93,288
     100,000     Consolidated Edison Co., Sr. Unsecd. Note, Series 2006C, 5.50%, 09/15/2016                  99,639
     150,000     Consolidated Natural Gas Co., 5.000%, 12/01/2014                                           144,392
      75,000     Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013                                            77,617
     100,000     Exelon Generation Co. LLC, Note, 5.35%, 01/15/2014                                          98,806
     100,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                       103,312
      55,000 2,3 Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017                                       55,877
     100,000     MidAmerican Energy Co., 4.650%, 10/01/2014                                                  95,437
      50,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036                                 46,423
     100,000     PSEG Power LLC, Company Guarantee, 7.75%, 04/15/2011                                       107,848
      75,000     PSI Energy, Inc., Bond, 6.05%, 06/15/2016                                                   76,860
      50,000     Pacific Gas & Electric Co., 6.050%, 03/01/2034                                              50,080
     100,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 03/01/2011                                 97,464
                    TOTAL                                                                                 1,289,234
                 UTILITY - NATURAL GAS DISTRIBUTOR--0.1%
     200,000     Atmos Energy Corp., Sr. Note, 4.00%, 10/15/2009                                            196,604
                 UTILITY - NATURAL GAS PIPELINES--0.0%
     100,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035                      91,527
                    TOTAL CORPORATE BONDS                                                                18,691,434
                    (IDENTIFIED COST $18,864,198)
                 GOVERNMENTS/AGENCIES--0.0%
      75,000     United Mexican States, 6.625%, 03/03/2015                                                   81,686
                 (IDENTIFIED COST $81,750)
                 GOVERNMENT AGENCIES--0.7%
   1,000,000     Federal Home Loan Mortgage Corp., 4.125%, 7/12/2010                                        993,173
     500,000     Federal Home Loan Mortgage Corp., 5.250%, 7/18/2011                                        512,221
   1,000,000     Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016                                      1,041,688
                    TOTAL GOVERNMENT AGENCIES                                                             2,547,082
                    (IDENTIFIED COST $2,486,144)
                 MORTGAGE-BACKED SECURITIES--0.0%
      21,060     Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012                        21,777
      11,647     Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014                         12,245
      25,119     Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016                        26,506
                    TOTAL MORTGAGE-BACKED SECURITIES                                                         60,528
                    (IDENTIFIED COST $59,667)
                 U.S. TREASURY--2.1%
   1,073,759     U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011                                1,091,376
   2,522,520     U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016                                2,608,049
   1,300,000   4 United States Treasury Note, 3.875%, 2/15/2013                                           1,283,203
   1,750,000     United States Treasury Note, 4.500%, 2/15/2016                                           1,764,323
     750,000     United States Treasury Note, 4.625%, 7/31/2012                                             765,187
                    TOTAL U.S. TREASURY                                                                   7,512,138
                    (IDENTIFIED COST $7,448,569)
                 EXCHANGE TRADED FUNDS-16.6%
     527,750     iShares MSCI EAFE Index Fund                                                            45,481,495
      82,440     iShares MSCI Emerging Market Fund                                                       13,783,144
                    TOTAL EXCHANGE TRADED FUNDS                                                          59,264,639
                    (IDENTIFIED COST $52,045,695)
               5 MUTUAL FUNDS-26.1%
      70,432     Emerging Markets Fixed-Income Core Fund                                                  1,562,371
   4,676,890     Federated Mortgage Core Portfolio                                                       46,020,600
     507,179     High Yield Bond Portfolio                                                                3,448,821
  40,109,000   6 Prime Value Obligations Fund, Institutional Shares, 5.06%                               40,109,000
                    TOTAL MUTUAL FUNDS                                                                   91,140,792
                    (IDENTIFIED COST $89,928,351)
                    TOTAL INVESTMENTS-101.4%                                                            360,054,768
                    (IDENTIFIED COST $340,286,344)7
                    OTHER ASSETS AND LIABILITIES - NET-(1.4)%                                           (2,961,782)
                    TOTAL NET ASSETS-100%                                                             $ 357,092,986


     At October 31, 2007, the Fund had the following outstanding futures contracts:

      DESCRIPTION                 NUMBER OF   NOTIONAL   EXPIRATION   UNREALIZED
                                  CONTRACTS   VALUE      DATE      APPRECIATION/
                                                                  (DEPRECIATION)
      1United States Treasury
       Notes 10-Year Long Futures 23         $2,530,359  December        $21,074
                                                         2007
      1United States Treasury     32         $3,435,000  December        $10,885
       Notes 5-Year Long Futures                         2007

      1United States Treasury     15         $1,688,906  December      $(11,225)
       Bond Short Futures                                2007
          NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS               $20,734


1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $1,643,360, which represented 0.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2007, these liquid restricted securities amounted to $1,643,360, which represented 0.5% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5    Affiliated companies.

6    7-Day net yield.

7 At October 31, 2007, the cost of investments for federal tax purposes was $340,286,344. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $19,768,424. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,221,892 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,453,468.


Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2007.


The following acronyms are used throughout this portfolio:

 REITs --Real Estate Investment Trust
 REMIC --Real Estate Mortgage Investment Conduit

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than 60 days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts listed are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or valuation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust
II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.









FEDERATED MDT LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

 SHARES                                                                             VALUE
               COMMON STOCKS--98.6%
               AGRICULTURAL CHEMICALS--4.0%
    68,259     Monsanto Co.                                                 $   6,664,126
               APPAREL--0.3%
     8,418     Guess ?, Inc.                                                      432,601
               BIOTECHNOLOGY--4.1%
    13,759   1 Celgene Corp.                                                      908,094
    18,263   1 Genzyme Corp.                                                    1,387,440
    93,199   1 Gilead Sciences, Inc.                                            4,304,862
     6,190   1 OSI Pharmaceuticals, Inc.                                          257,318
                  TOTAL                                                         6,857,714
               BITUMINOUS COAL--0.3%
     3,642     Fluor Corp.                                                        575,436
               COMMODITY CHEMICALS--4.0%
   136,681     Du Pont (E.I.) de Nemours & Co.                                  6,767,076
               COMPUTER SERVICES--1.1%
    34,354   1 Cognizant Technology Solutions Corp.                             1,424,317
     7,115   1 Salesforce.com Inc.                                                401,073
                  TOTAL                                                         1,825,390
               COMPUTERS - HIGH END--1.4%
    20,444     IBM Corp.                                                        2,373,957
               COMPUTERS - LOW END--3.9%
    34,369   1 Apple, Inc.                                                      6,528,392
               COMPUTERS - MIDRANGE--0.5%
    15,770     Hewlett-Packard Co.                                                814,994
               CONSTRUCTION MACHINERY--0.7%
    24,352     Manitowoc, Inc.                                                  1,199,580
               COPPER--0.2%
     2,296   1 Southern Copper Corp.                                              320,866
               DEFENSE AEROSPACE--0.7%
     7,379     General Dynamics Corp.                                             671,194
     7,713     Goodrich (B.F.) Co.                                                537,288
                  TOTAL                                                         1,208,482
               DEFENSE ELECTRONICS--1.8%
     7,692   1 FLIR Systems, Inc.                                                 533,748
    13,551   1 First Solar, Inc.                                                2,152,034
     4,571     Rockwell Collins                                                   341,957
                  TOTAL                                                         3,027,739
               DISCOUNT DEPARTMENT STORES--4.9%
    70,752     Family Dollar Stores, Inc.                                       1,793,563
     8,087     TJX Cos., Inc.                                                     233,957
   136,737     Wal-Mart Stores, Inc.                                            6,181,880
                  TOTAL                                                         8,209,400
               DIVERSIFIED LEISURE--3.5%
    43,640   1 Las Vegas Sands Corp.                                            5,807,611
               ELECTRICAL EQUIPMENT--1.5%
   141,426   1 Xerox Corp.                                                      2,466,469
               ETHICAL DRUGS--5.1%
    60,206     Schering Plough Corp.                                            1,837,487
   139,087     Wyeth                                                            6,763,801
                  TOTAL                                                         8,601,288
               FINANCIAL SERVICES--1.5%
     5,641     FactSet Research Systems                                           397,803
    17,016     Janus Capital Group, Inc.                                          587,222
     8,181     Mastercard, Inc., Class A                                        1,550,709
                  TOTAL                                                         2,535,734
               HOME PRODUCTS--2.4%
   135,886     Newell Rubbermaid, Inc.                                          3,962,436
               HOTELS AND MOTELS--0.4%
     7,110   1 MGM Mirage                                                         651,347
               INDUSTRIAL MACHINERY--3.2%
   116,460     Dover Corp.                                                      5,357,160
               INTERNET SERVICES--7.5%
    61,642   1 Amazon.com, Inc.                                                 5,495,384
     1,376   1 Google Inc.                                                        972,832
     5,400   1 Priceline.com, Inc.                                                502,740
   154,131   1 eBay, Inc.                                                       5,564,129
                  TOTAL                                                        12,535,085
               MEDICAL TECHNOLOGY--2.0%
    10,274   1 Intuitive Surgical, Inc.                                         3,358,262
               METAL CONTAINERS--0.2%
     7,693     Ball Corp.                                                         381,419
               METAL FABRICATION--3.1%
    34,898     Precision Castparts Corp.                                        5,228,069
               MISCELLANEOUS COMPONENTS--0.5%
    19,487     Amphenol Corp., Class A                                            862,690
               MULTI-INDUSTRY CAPITAL GOODS--0.6%
     3,306     3M Co.                                                             285,506
     9,172     United Technologies Corp.                                          702,484
                  TOTAL                                                           987,990
               MULTI-INDUSTRY TRANSPORTATION--3.8%
    61,924     FedEx Corp.                                                      6,399,226
               MUTUAL FUND ADVISER--0.3%
     4,473     Franklin Resources, Inc.                                           580,059
               OFFICE EQUIPMENT--2.3%
    97,956     Pitney Bowes, Inc.                                               3,922,158
               OFFICE SUPPLIES--2.6%
    74,160     Avery Dennison Corp.                                             4,293,864
               OFFSHORE DRILLER--0.3%
     8,454     Noble Corp.                                                        447,639
     1,979     Tidewater, Inc.                                                    108,192
                  TOTAL                                                           555,831
               OIL REFINER--0.1%
     2,189     Sunoco, Inc.                                                       161,110
       641     Valero Energy Corp.                                                 45,146
                  TOTAL                                                           206,256
               OIL SERVICE, EXPLORE & DRILL--1.8%
    48,879   1 McDermott International, Inc.                                    2,984,552
               OIL WELL SUPPLY--6.8%
     5,067   1 Cameron International Corp.                                        493,323
    10,612   1 FMC Technologies, Inc.                                             643,406
         1     Halliburton Co.                                                         39
    32,658   1 National-Oilwell, Inc.                                           2,391,872
    63,085     Schlumberger Ltd.                                                6,092,118
    16,918     Smith International, Inc.                                        1,117,434
    11,197   1 Weatherford International Ltd.                                     726,797
                  TOTAL                                                        11,464,989
               OTHER COMMUNICATIONS EQUIPMENT--0.7%
    19,606     Harris Corp.                                                     1,187,339
               PAINT & RELATED MATERIALS--0.1%
     3,675     Sherwin-Williams Co.                                               234,906
               POLLUTION CONTROL--0.2%
     4,393     Danaher Corp.                                                      376,348
               RAILROAD--0.3%
     3,960     Union Pacific Corp.                                                507,038
               RECREATIONAL VEHICLES--1.2%
    38,237     Harley Davidson, Inc.                                            1,969,206
               RESTAURANT--0.6%
    41,267     Brinker International, Inc.                                      1,047,769
               SEMICONDUCTOR MANUFACTURING--1.0%
    22,259   1 MEMC Electronic Materials, Inc.                                  1,629,804
               SERVICES TO MEDICAL PROFESSIONALS--6.7%
    40,635   1 Express Scripts, Inc., Class A                                   2,564,069
    40,851   1 Health Net, Inc.                                                 2,190,022
    28,884   1 Medco Health Solutions, Inc.                                     2,726,072
    34,249     UnitedHealth Group, Inc.                                         1,683,338
    26,345   1 Wellpoint, Inc.                                                  2,087,314
                  TOTAL                                                        11,250,815
               SHOES--0.5%
    11,125   1 Crocs, Inc.                                                        831,594
               SOFT DRINKS--1.0%
     7,939     Coca-Cola Co.                                                      490,313
    18,254   1 Hansen Natural Corp.                                             1,241,272
                  TOTAL                                                         1,731,585
               SOFTWARE PACKAGED/CUSTOM--2.5%
    41,113   1 Activision, Inc.                                                   972,322
     8,886   1 Adobe Systems, Inc.                                                425,639
    23,799   1 Autodesk, Inc.                                                   1,163,771
     8,354   1 F5 Networks, Inc.                                                  300,995
    21,190   1 Oracle Corp.                                                       469,782
    32,011   1 Sybase, Inc.                                                       915,515
                  TOTAL                                                         4,248,024
               SPECIALTY CHEMICALS--0.2%
    12,744   1 Nalco Holding Co.                                                  316,816
               SPECIALTY RETAILING--1.3%
    21,882     Abercrombie & Fitch Co., Class A                                 1,733,054
    22,667     Staples, Inc.                                                      529,048
                  TOTAL                                                         2,262,102
               TELECOMMUNICATION EQUIPMENT & SERVICES--3.1%
   124,619     Corning, Inc.                                                    3,024,503
    52,253     Qualcomm, Inc.                                                   2,232,771
                  TOTAL                                                         5,257,274
               TRUCK MANUFACTURING--0.6%
     7,764     Cummins, Inc.                                                      931,369
               UNDESIGNATED CONSUMER CYCLICAL--0.7%
     9,258   1 ITT Educational Services, Inc.                                   1,177,525
               UNDESIGNATED CONSUMER STAPLES--0.1%
     6,493   1 NBTY, Inc.                                                         231,151
               UNDESIGNATED HEALTH--0.4%
    27,450     IMS Health, Inc.                                                   692,015
                  TOTAL COMMON STOCKS                                         165,830,928
                  (IDENTIFIED COST $146,340,631)
               MUTUAL FUND--1.1%
 1,786,979 2,3 Prime Value Obligations Fund, Institutional Shares, 5.06%        1,786,979
               (AT NET ASSET VALUE)
                  TOTAL INVESTMENTS --- 99.7%                                 167,617,907
                  (IDENTIFIED COST $148,127,610)4
                  OTHER ASSETS AND LIABILITIES --- NET --- 0.3%                   425,246
                  TOTAL NET ASSETS --- 100%                                 $ 168,043,153

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At October 31, 2007, the cost of investments for federal tax purposes was $148,127,610. The net unrealized appreciation of investments for federal tax purposes was $19,490,297. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,447,885 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,957,588.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than 60 days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts listed are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or valuation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.









FEDERATED MDT MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  SHARES     VALUE

             COMMON STOCKS--98.4%
             ADVERTISING-1.9%
   5,847   1 Idearc, Inc.                                                                      $    157,752
     733     Omnicom Group, Inc.                                                                     37,368
                TOTAL                                                                               195,120
             AIRLINE - NATIONAL--0.6%
   1,741   1 Continental Airlines, Inc., Class B                                                     59,803
             APPAREL--0.6%
     260     Guess ?, Inc.                                                                           13,361
   1,105     Phillips Van Heusen Corp.                                                               52,819
                TOTAL                                                                                66,180
             AUTO MANUFACTURING--1.8%
  20,943   1 Ford Motor Co.                                                                         185,764
             BIOTECHNOLOGY--4.3%
     421   1 Genzyme Corp.                                                                           31,983
   4,982   1 OSI Pharmaceuticals, Inc.                                                              207,102
   2,650   1 Waters Corp.                                                                           203,997
                TOTAL                                                                               443,082
             BITUMINOUS COAL--0.3%
     223     Fluor Corp.                                                                             35,234
             BOOK PUBLISHING--1.1%
   2,515     Wiley (John) & Sons, Inc., Class A                                                     110,610
             BUILDING MATERIALS--0.3%
     994     Lennox International, Inc.                                                              35,486
             CLOTHING STORES--0.0%
      36     Mens Wearhouse, Inc.                                                                     1,521
             COMMODITY CHEMICALS--4.1%
   9,576     Celanese Corp.                                                                         401,809
     942     RPM, Inc.                                                                               20,187
                TOTAL                                                                               421,996
             COMPUTER NETWORKING--0.2%
     547   1 Juniper Networks, Inc.                                                                  19,692
             COMPUTER PERIPHERALS--1.6%
   1,731   1 NVIDIA Corp.                                                                            61,243
   4,593   1 Nuance Communications, Inc.                                                            101,551
                TOTAL                                                                               162,794
             COMPUTER SERVICES--0.2%
     454   1 Cognizant Technology Solutions Corp.                                                    18,823
             CONSTRUCTION MACHINERY--1.6%
   3,324     Manitowoc, Inc.                                                                        163,740
             CONTRACTING--0.1%
      48     Harsco Corp.                                                                             2,910
     130   1 Jacobs Engineering Group, Inc.                                                          11,330
                TOTAL                                                                                14,240
             COPPER--0.1%
      97   1 Southern Copper Corp.                                                                   13,551
             COSMETICS & TOILETRIES--0.8%
   1,545     International Flavors & Fragrances, Inc.                                                80,664
             DEFENSE AEROSPACE--4.3%
   1,084   1 Alliant Techsystems, Inc.                                                              119,663
   4,671     Goodrich (B.F.) Co.                                                                    325,382
                TOTAL                                                                               445,045
             DEFENSE ELECTRONICS--3.0%
   1,062   1 FLIR Systems, Inc.                                                                      73,692
   1,239   1 First Solar, Inc.                                                                      196,766
     592     Rockwell Collins                                                                        44,288
                TOTAL                                                                               314,746
             DISCOUNT DEPARTMENT STORES--0.1%
     507     TJX Cos., Inc.                                                                          14,668
             ELECTRICAL EQUIPMENT--2.3%
   4,363     AMETEK, Inc.                                                                           205,061
     449   1 Genlyte Group, Inc.                                                                     29,230
                TOTAL                                                                               234,291
             FINANCIAL SERVICES--6.1%
   4,393     Deluxe Corp.                                                                           177,214
   1,303     Equifax, Inc.                                                                           50,165
     212     FactSet Research Systems                                                                14,950
   9,963     Janus Capital Group, Inc.                                                              343,823
     232     Mastercard, Inc.                                                                        43,976
                TOTAL                                                                               630,128
             FURNITURE--2.0%
   5,715     Tempur-Pedic International, Inc.                                                       205,740
             GENERIC DRUGS--0.9%
   4,803   1 Warner Chilcott Ltd., Class A                                                           89,000
             HOME HEALTH CARE--0.0%
     102   1 Wellcare Health Plans, Inc.                                                              2,467
             HOME PRODUCTS--1.8%
   1,795   1 Energizer Holdings, Inc.                                                               187,219
             HOSPITALS--0.2%
     432   1 VCA Antech, Inc.                                                                        19,894
             INTERNET SERVICES--5.8%
   3,805   1 Amazon.com, Inc.                                                                       339,216
   2,841   1 Priceline.com, Inc.                                                                    264,497
                TOTAL                                                                               603,713
             MACHINE TOOLS--0.2%
     267   1 Mettler Toledo International, Inc.                                                      28,395
             MEDICAL SUPPLIES--0.1%
     228   1 Kinetic Concepts, Inc.                                                                  13,703
             MEDICAL TECHNOLOGY--3.0%
     933   1 Intuitive Surgical, Inc.                                                               304,970
             METAL FABRICATION--3.4%
   2,371     Precision Castparts Corp.                                                              355,200
             MISCELLANEOUS COMMUNICATIONS--1.2%
   3,169   1 SAVVIS, Inc.                                                                           119,725
             MISCELLANEOUS COMPONENTS--2.1%
   4,807     Amphenol Corp., Class A                                                                212,806
             MISCELLANEOUS MACHINERY--1.0%
   1,865     Cooper Industries Ltd., Class A                                                         97,707
             MULTI-INDUSTRY CAPITAL GOODS--2.1%
   1,045     Acuity Brands, Inc.                                                                     49,951
       1     IDEX Corp.                                                                                  18
   1,201     ITT Corp.                                                                               80,371
   1,227     Textron, Inc.                                                                           84,921
                TOTAL                                                                               215,261
             MUTUAL FUND ADVISER--2.0%
   6,210     Waddell & Reed Financial, Inc., Class A                                                206,296
             OFFICE EQUIPMENT--0.7%
   1,803     Pitney Bowes, Inc.                                                                      72,192
             OFFICE SUPPLIES--1.0%
   1,817     Avery Dennison Corp.                                                                   105,204
             OFFSHORE DRILLER--0.1%
      98     Tidewater, Inc.                                                                          5,358
             OIL REFINER--0.2%
     247     Sunoco, Inc.                                                                            18,179
             OIL SERVICE, EXPLORE & DRILL--3.8%
   6,402   1 McDermott International, Inc.                                                          390,906
             OIL WELL SUPPLY--1.5%
     264   1 Cameron International Corp.                                                             25,703
     280   1 FMC Technologies, Inc.                                                                  16,976
   1,204   1 National-Oilwell, Inc.                                                                  88,181
     317     Smith International, Inc.                                                               20,938
                TOTAL                                                                               151,798
             OTHER COMMUNICATIONS EQUIPMENT--0.4%
     611     Harris Corp.                                                                            37,002
             PAINT & RELATED MATERIALS--0.2%
     282     Sherwin-Williams Co.                                                                    18,025
             PERSONNEL AGENCY--0.1%
     106     Manpower, Inc.                                                                           7,922
             PLASTIC CONTAINERS--3.8%
   8,775   1 Owens-Illinois, Inc.                                                                   389,786
             POLLUTION CONTROL--0.5%
     960   1 Stericycle, Inc.                                                                        55,997
             RECREATIONAL VEHICLES--0.3%
     590     Harley Davidson, Inc.                                                                   30,385
             RESTAURANT--0.1%
     575     Brinker International, Inc.                                                             14,599
             SEMICONDUCTOR DISTRIBUTION--1.3%
      87   1 Avnet, Inc.                                                                              3,630
  12,443   1 ON Semiconductor Corp.                                                                 126,919
                TOTAL                                                                               130,549
             SEMICONDUCTOR MANUFACTURING--0.3%
     405   1 MEMC Electronic Materials, Inc.                                                         29,654
             SEMICONDUCTOR MANUFACTURING EQUIPMENT--0.1%
     150   1 Varian Semiconductor Equipment Associates, Inc.                                          6,903
             SERVICES TO MEDICAL PROFESSIONALS--5.9%
   6,735   1 Express Scripts, Inc., Class A                                                         424,979
     220   1 Health Net, Inc.                                                                        11,794
     202   1 Humana, Inc.                                                                            15,140
   1,498   1 Laboratory Corp. of America Holdings                                                   102,988
   1,092     Quest Diagnostics, Inc.                                                                 58,073
                TOTAL                                                                               612,974
             SHOES--1.1%
   1,450   1 Crocs, Inc.                                                                            108,387
             SOFT DRINKS--1.2%
   1,854   1 Hansen Natural Corp.                                                                   126,072
             SOFTWARE PACKAGED/CUSTOM--2.3%
   4,815   1 Ansys, Inc.                                                                            186,870
     266   1 Autodesk, Inc.                                                                          13,007
   1,135   1 BMC Software, Inc.                                                                      38,408
                TOTAL                                                                               238,285
             SPECIALTY CHEMICALS--2.1%
     443     Airgas, Inc.                                                                            22,358
   4,922     Hercules, Inc.                                                                          92,583
   4,170   1 Nalco Holding Co.                                                                      103,666
                TOTAL                                                                               218,607
             SPECIALTY MACHINERY--0.3%
     977   1 Gardner Denver, Inc.                                                                    35,299
             SPECIALTY RETAILING--2.4%
   1,981     Abercrombie & Fitch Co., Class A                                                       156,895
   4,021     Staples, Inc.                                                                           93,850
                TOTAL                                                                               250,745
             STEAM GENERATION MACHINERY--3.3%
   2,305   1 Foster Wheeler Ltd.                                                                    341,716
             TELECOMMUNICATION EQUIPMENT & SERVICES--0.4%
   1,072   1 Amdocs Ltd.                                                                             36,877
     113   1 Anixter International, Inc.                                                              8,119
                TOTAL                                                                                44,996
             TELEPHONE UTILITY--1.1%
   2,179     Embarq Corp.                                                                           115,313
      39     Telephone and Data System, Inc.                                                          2,722
                TOTAL                                                                               118,035
             TRUCK MANUFACTURING--0.3%
     291     Cummins, Inc.                                                                           34,908
       0     PACCAR, Inc.                                                                                28
                TOTAL                                                                                34,936
             UNDESIGNATED CONSUMER CYCLICALS-2.2%
   1,071   1 Apollo Group, Inc., Class A                                                             84,887
     321     DeVRY, Inc.                                                                             17,555
     995   1 ITT Educational Services, Inc.                                                         126,554
                TOTAL                                                                               228,996
             UNDESIGNATED HEALTH--0.2%
   1,002     IMS Health, Inc.                                                                        25,260
                TOTAL COMMON STOCKS (IDENTIFIED COST $8,803,744)                                 10,178,041
             MUTUAL FUND--3.5%
 364,060 2,3 Prime Value Obligations Fund, Institutional Shares, 5.06% (AT NET ASSET VALUE)         364,060
                TOTAL INVESTMENTS-101.9%                                                         10,542,101
                 (IDENTIFIED COST $9,167,804)4
                OTHER ASSETS AND LIABILITIES-NET-(1.9%)                                           (200,603)
                TOTAL NET ASSETS---100%                                                        $ 10,341,498

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At October 31, 2007, the cost of investments for federal tax purposes was $9,167,804. The net unrealized appreciation of investments for federal tax purposes was $1,374,297. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,535,257 and net unrealized depreciation from investments for those securities having an excess of cost over value of $160,960.



Note:          The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than 60 days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts listed are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or valuation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.










FEDERATED MDT SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  SHARES     VALUE

             COMMON STOCKS--98.8%
             AGRICULTURAL CHEMICALS--0.4%
      76     CF Industries Holdings, Inc.                                                      $      6,680
     560     FMC Corp.                                                                               32,200
                TOTAL                                                                                38,880
             AIRLINE - REGIONAL--0.9%
   3,436   1 Alaska Air Group, Inc.                                                                  87,274
     415     SkyWest, Inc.                                                                           11,325
                TOTAL                                                                                98,599
             ALUMINUM--0.6%
     846     Kaiser Aluminum Corp.                                                                   64,110
             APPAREL--2.9%
     862   1 DSW, Inc., Class A                                                                      19,395
   1,154   1 Maidenform Brands, Inc.                                                                 17,137
     483   1 Under Armour, Inc., Class A                                                             30,067
   5,278   1 Warnaco Group, Inc.                                                                    214,762
     871   1 Zumiez, Inc.                                                                            36,460
                TOTAL                                                                               317,821
             AUTO ORIGINAL EQUIPMENT MANUFACTURERS--1.3%
   3,848     American Axle & Manufacturing Holdings, Inc.                                           105,666
   2,678     ArvinMeritor, Inc.                                                                      39,715
                TOTAL                                                                               145,381
             AUTO RENTALS--0.1%
     433   1 Dollar Thrifty Automotive Group                                                         14,938
             BIOTECHNOLOGY--1.3%
     920   1 Air Methods Corp.                                                                       49,652
   1,330   1 LifeCell Corp.                                                                          58,600
   3,440   1 ViroPharma, Inc.                                                                        29,618
                TOTAL                                                                               137,870
             BUILDING MATERIALS--0.3%
   1,538     Apogee Enterprises, Inc.                                                                36,189
             CELLULAR COMMUNICATIONS--0.2%
   1,714   1 USA Mobility, Inc.                                                                      26,807
             CLOTHING STORES--3.6%
   3,675   1 Aeropostale, Inc.                                                                       84,157
     902     Buckle, Inc.                                                                            38,876
     518     Cato Corp., Class A                                                                     10,401
   5,952   1 Fossil, Inc.                                                                           223,557
     599   1 Gymboree Corp.                                                                          20,384
     399   1 Jos A. Bank Clothiers, Inc.                                                             11,655
                TOTAL                                                                               389,030
             COMMODITY CHEMICALS--0.9%
   4,059     Westlake Chemical Corp.                                                                 99,608
             COMPUTER PERIPHERALS--1.2%
     691   1 Hutchinson Technology, Inc.                                                             16,397
   2,142   1 Synaptics, Inc.                                                                        116,418
                TOTAL                                                                               132,815
             COMPUTER SERVICES--0.2%
     814   1 Synnex Corp.                                                                            18,209
             COMPUTER STORES--1.5%
     266   1 Insight Enterprises, Inc.                                                                7,352
   3,870   1 Tech Data Corp.                                                                        152,207
                TOTAL                                                                               159,559
             COSMETICS & TOILETRIES--0.4%
   1,397   1 Elizabeth Arden, Inc.                                                                   34,785
     557   1 Helen of Troy Ltd.                                                                      10,026
                TOTAL                                                                                44,811
             CRUDE OIL & GAS PRODUCTION--1.0%
     716   1 ATP Oil & Gas Corp.                                                                     41,063
   1,395   1 Swift Energy Co.                                                                        66,165
                TOTAL                                                                               107,228
             DEFENSE AEROSPACE-3.0%
   3,408   1 AAR Corp.                                                                              109,226
     571   1 Ducommun, Inc.                                                                          22,686
   1,976   1 GenCorp, Inc.                                                                           23,277
     311     Heico Corp.                                                                             16,931
     701   1 TransDigm Group, Inc.                                                                   31,910
   1,605     Triumph Group, Inc.                                                                    127,790
                TOTAL                                                                               331,820
             DEFENSE ELECTRONICS--1.5%
   2,313   1 FLIR Systems, Inc.                                                                     160,499
             DIVERSIFIED LEISURE--0.3%
     689   1 Bally Technologies, Inc.                                                                27,787
             ELECTRIC & ELECTRICAL ORIGINAL EQUIPMENT MANUFACTURERS--0.6%
   1,522     Cubic Corp.                                                                             68,490
             ELECTRIC TEST/MEASURING EQUIPMENT--0.2%
     526     Badger Meter, Inc.                                                                      20,225
             ELECTRIC UTILITY--1.9%
     815     Allete, Inc.                                                                            35,607
   1,665     Empire Distribution Electric Co.                                                        40,043
   2,411     Portland General Electric Co.                                                           67,870
   2,126     UniSource Energy Corp.                                                                  67,437
                TOTAL                                                                               210,957
             ELECTRICAL EQUIPMENT-4.0%
   1,171     Belden CDT, Inc.                                                                        68,234
   2,112     Encore Wire Corp.                                                                       44,352
   8,225   1 GrafTech International Ltd.                                                            155,452
   1,904     Robbins & Myers, Inc.                                                                  137,659
     889     Smith (A.O.) Corp.                                                                      33,240
                TOTAL                                                                               438,937
             ELECTRONIC COMPONENTS--0.3%
   2,473     Methode Electronics, Inc., Class A                                                      31,011
             ELECTRONIC INSTRUMENTS--0.3%
     322   1 Axsys Technologies, Inc.                                                                12,680
     244   1 Cymer, Inc.                                                                             10,370
     484   1 Faro Technologies, Inc.                                                                 13,920
                TOTAL                                                                                36,970
             ETHICAL DRUGS--0.2%
   1,868   1 Salix Pharmaceuticals Ltd.                                                              21,856
             FINANCIAL SERVICES--2.9%
   1,299   1 CBIZ, Inc.                                                                              11,691
   3,167     Deluxe Corp.                                                                           127,757
   2,444     Greenhill & Co., Inc.                                                                  180,807
                TOTAL                                                                               320,255
             FURNITURE--2.8%
   1,557     Ethan Allen Interiors, Inc.                                                             48,049
   7,253     Tempur-Pedic International, Inc.                                                       261,108
                TOTAL                                                                               309,157
             GAS DISTRIBUTOR--0.4%
   1,401     Southwest Gas Corp.                                                                     41,694
             HOME PRODUCTS--2.2%
   6,684     Tupperware Brands Corp.                                                                241,292
             INDUSTRIAL MACHINERY--2.6%
   1,036   1 Columbus McKinnon Corp.                                                                 34,374
       1     Gorman Rupp Co.                                                                              8
   2,584     Valmont Industries, Inc.                                                               247,340
                TOTAL                                                                               281,722
             INSURANCE BROKERAGE--1.0%
   3,077     AmTrust Financial Services, Inc.                                                        42,924
   1,171     Life Partners Holdings, Inc.                                                            42,730
     726     Odyssey Re Holdings Corp.                                                               26,993
                TOTAL                                                                               112,647
             INTERNET SERVICES--3.3%
   1,072   1 Blue Nile, Inc.                                                                         84,731
   3,244   1 NetFlix, Inc.                                                                           85,869
   2,057   1 Priceline.com, Inc.                                                                    191,507
                TOTAL                                                                               362,107
             LIFE INSURANCE--0.3%
     595     Delphi Financial Group, Inc.                                                            23,056
     564     Phoenix Cos., Inc.                                                                       7,772
                TOTAL                                                                                30,828
             MACHINE TOOLS--0.3%
   1,089   1 AZZ, Inc.                                                                               37,135
             MACHINED PARTS ORIGINAL EQUIPMENT MANUFACTURERS--0.4%
   1,333     Applied Industrial Technologies, Inc.                                                   47,255
             MAJOR STEEL PRODUCER--0.2%
     226   1 Haynes International, Inc.                                                              19,780
             MARITIME--0.2%
     251     Genco Shipping & Trading Ltd.                                                           18,044
             MEDICAL SUPPLIES--1.2%
   2,375     Mentor Corp.                                                                           101,104
     470     Meridian Bioscience, Inc.                                                               15,552
     520   1 Obagi Medical Products, Inc.                                                            11,357
                TOTAL                                                                               128,013
             MEDICAL TECHNOLOGY--0.3%
     529   1 Arthrocare Corp.                                                                        34,300
             METAL CONTAINERS--0.1%
     820   1 Mobile Mini, Inc.                                                                       14,703
             MINI-MILL PRODUCER--0.2%
     610     Quanex Corp.                                                                            25,126
             MISCELLANEOUS COMMUNICATIONS--0.2%
     917     Harte-Hanks                                                                             16,167
             MISCELLANEOUS COMPONENTS--1.2%
   5,086   1 Zoran Corp.                                                                            129,693
             MISCELLANEOUS FOOD PRODUCTS--0.5%
     881   1 Fresh Del Monte Produce, Inc.                                                           31,963
     442     The Anderson's, Inc.                                                                    21,945
                TOTAL                                                                                53,908
             MORTGAGE AND TITLE--0.5%
   1,768     LandAmerica Financial Group, Inc.                                                       49,133
             MULTI-INDUSTRY CAPITAL GOODS--0.2%
     322   1 Ceradyne, Inc.                                                                          22,028
             MULTI-LINE INSURANCE--1.8%
     436     EMC Insurance Group, Inc.                                                               11,480
     220     FBL Financial Group, Inc., Class A                                                       8,906
     678   1 FPIC Insurance Group, Inc.                                                              28,327
     339     Harleysville Group, Inc.                                                                10,567
     600     Infinity Property & Casualty                                                            24,132
     355   1 Navigators Group, Inc.                                                                  21,407
     298     Safety Insurance Group, Inc.                                                            10,716
   2,040     Zenith National Insurance Corp.                                                         81,967
                TOTAL                                                                               197,502
             NEWSPAPER PUBLISHING--0.8%
   2,458     Lee Enterprises, Inc.                                                                   39,451
   2,827     McClatchy Co., Class A                                                                  46,900
                TOTAL                                                                                86,351
             OFFICE FURNITURE--0.1%
     849     Steelcase, Inc., Class A                                                                15,172
             OFFICE SUPPLIES--0.4%
   1,158   1 Acco Brands Corp.                                                                       24,828
     227   1 United Stationers, Inc.                                                                 13,146
                TOTAL                                                                                37,974
             OFFSHORE DRILLER--1.4%
   2,794   1 Bristow Group, Inc.                                                                    139,393
     438   1 Hornbeck Offshore Services, Inc.                                                        17,126
                TOTAL                                                                               156,519
             OIL REFINER--1.2%
   3,505     Alon USA Energy, Inc.                                                                  128,879
             OIL SERVICE, EXPLORE & DRILL--1.7%
   4,230   1 Parker Drilling Co.                                                                     35,701
   3,026   1 PetroQuest Energy, Inc.                                                                 39,035
   1,994   1 W-H Energy Services, Inc.                                                              114,775
                TOTAL                                                                               189,511
             OIL WELL SUPPLY--2.8%
     591     Gulf Island Fabrication, Inc.                                                           20,638
     164   1 ICO, Inc.                                                                                2,375
   1,476     Lufkin Industries, Inc.                                                                 87,763
   4,498   1 Oil States International, Inc.                                                         194,269
                TOTAL                                                                               305,045
             OTHER COMMUNICATIONS EQUIPMENT--0.8%
   4,277     Ikon Office Solutions, Inc.                                                             56,456
   1,643   1 Syniverse Holdings, Inc.                                                                27,422
                TOTAL                                                                                83,878
             OTHER STEEL PRODUCER--0.5%
     596     Gibraltar Industries, Inc.                                                              10,740
   1,111   1 L.B. Foster Co.                                                                         47,829
                TOTAL                                                                                58,569
             PAPER PRODUCTS--0.7%
   3,167   1 Buckeye Technologies, Inc.                                                              56,753
     453     Neenah Paper, Inc.                                                                      15,402
                TOTAL                                                                                72,155
             PERSONAL LOANS--0.2%
     593     ASTA Funding, Inc.                                                                      21,075
             PERSONNEL AGENCY--0.6%
   3,768   1 Labor Ready, Inc.                                                                       66,241
             PHOTO-OPTICAL COMPUTER-EQUIPMENT--0.2%
     469   1 II-VI, Inc.                                                                             16,293
             POLLUTION CONTROL--0.1%
     131   1 Layne Christensen Co.                                                                    7,459
             PRINTED CIRCUIT BOARDS--0.2%
   2,175   1 PMC-Sierra, Inc.                                                                        19,597
             PRINTING--0.4%
     288   1 Consolidated Graphics, Inc.                                                             18,426
   1,988   1 Valassis Communications, Inc.                                                           19,582
                TOTAL                                                                                38,008
             PROPERTY LIABILITY INSURANCE--4.1%
     594     American Physicians Capital, Inc.                                                       25,875
   1,078   1 CNA Surety Corp.                                                                        21,334
     803     Employers Holdings, Inc.                                                                15,386
   1,247     Horace Mann Educators Corp.                                                             25,800
     505     National Interstate Corp.                                                               16,160
     350     Nymagic, Inc.                                                                           10,094
   2,316   1 ProAssurance Corp.                                                                     127,704
   1,698     RLI Corp.                                                                               98,773
   2,323     Selective Insurance Group, Inc.                                                         56,472
   1,484     United Fire & Casualty Co.                                                              47,547
                TOTAL                                                                               445,145
             RECREATIONAL GOODS--0.2%
   1,352   1 Smith & Wesson Holding Corp.                                                            16,346
     266   1 Steinway Musical Instruments, Inc.                                                       7,967
                TOTAL                                                                                24,313
             REGIONAL BANK--6.3%
     520     Amcore Financial, Inc.                                                                  12,329
   1,160     Bancorpsouth, Inc.                                                                      28,142
   2,632     Cathay General Bancorp, Inc.                                                            81,513
   2,028     Central Pacific Financial Corp.                                                         45,488
     346     City Bank Lynwood, WA                                                                    8,287
     658     City Holding Co.                                                                        24,879
     233     Community Trust Bancorp, Inc.                                                            6,792
   2,307     Corus Bankshares, Inc.                                                                  25,423
   1,341     FNB Corp.                                                                               22,287
     244     First Merchants Corp.                                                                    5,380
   1,947     First Midwest Bancorp, Inc.                                                             65,575
     177   1 First Regional Bancorp                                                                   4,159
   2,863     FirstMerit Corp.                                                                        60,696
     594     Frontier Financial Corp.                                                                13,181
     188     Great Southern Bancorp, Inc.                                                             4,399
   1,283     Hanmi Financial Corp.                                                                   14,139
     586     Irwin Financial Corp.                                                                    5,649
     729     NBT Bancorp, Inc.                                                                       17,984
     595     National Penn Bancshares, Inc.                                                          10,037
   1,713     Pacific Capital Bancorp                                                                 35,510
   1,243     Provident Bankshares Corp.                                                              30,665
   1,176     Trustmark Corp.                                                                         31,740
   1,718     United Bankshares, Inc.                                                                 52,055
   1,874     Whitney Holding Corp.                                                                   48,087
     790     Wintrust Financial Corp.                                                                29,025
                TOTAL                                                                               683,421
             RESTAURANT--1.1%
   1,073     CBRL Group, Inc.                                                                        42,813
   1,008   1 California Pizza Kitchen, Inc.                                                          16,309
     256   1 Chipotle Mexican Grill, Inc.                                                            35,584
     648   1 Red Robin Gourmet Burgers, Inc.                                                         25,933
                TOTAL                                                                               120,639
             SAVINGS & LOAN--1.9%
     866     BankUnited Financial Corp.                                                               7,474
   3,046     Downey Financial Corp.                                                                 124,064
   1,010   1 FirstFed Financial Corp.                                                                43,208
   1,291     Flagstar Bancorp, Inc.                                                                  10,444
     172     Imperial Capital Bancorp, Inc.                                                           3,714
     685     PFF Bancorp, Inc.                                                                        7,295
     225     WSFS Financial Corp.                                                                    12,973
                TOTAL                                                                               209,172
             SECURITIES BROKERAGE--0.2%
     390   1 Investment Technology Group, Inc.                                                       16,341
             SEMICONDUCTOR MANUFACTURING--1.2%
     511   1 Diodes, Inc.                                                                            16,894
   6,084   1 Semtech Corp.                                                                          104,097
     286   1 Silicon Laboratories, Inc.                                                              12,498
                TOTAL                                                                               133,489
             SERVICES TO MEDICAL PROFESSIONALS--0.7%
   2,375   1 Nighthawk Radiology Holdings, Inc.                                                      55,907
     866   1 RehabCare Group, Inc.                                                                   17,961
                TOTAL                                                                                73,868
             SHOES--3.9%
     604     Brown Shoe Co., Inc.                                                                    12,322
   3,324   1 Crocs, Inc.                                                                            248,469
   1,134   1 Deckers Outdoor Corp.                                                                  158,522
                TOTAL                                                                               419,313
             SOFTWARE PACKAGED/CUSTOM--3.2%
     962   1 Advent Software, Inc.                                                                   53,227
     459   1 Ansoft Corp.                                                                            13,807
   1,801   1 Blue Coat Systems, Inc.                                                                 73,103
   1,783   1 CSG Systems International, Inc.                                                         36,605
   2,178   1 JDA Software Group, Inc.                                                                54,363
   1,507   1 Synchronoss Technologies, Inc.                                                          60,280
   2,025   1 VASCO Data Security International, Inc.                                                 53,541
                TOTAL                                                                               344,926
             SPECIALTY CHEMICALS--2.6%
   2,742     Arch Chemicals, Inc.                                                                   125,090
   4,245     Hercules, Inc.                                                                          79,848
   1,700     Koppers Holdings, Inc.                                                                  76,160
                TOTAL                                                                               281,098
             SPECIALTY MACHINERY--1.2%
   1,506     Cascade Corp.                                                                           94,848
   1,031   1 Gardner Denver, Inc.                                                                    37,250
                TOTAL                                                                               132,098
             SPECIALTY RETAILING--0.7%
   1,161     Asbury Automotive Group, Inc.                                                           21,281
     972   1 Build-A-Bear Workshop, Inc.                                                             18,857
     314     Lithia Motors, Inc., Class A                                                             5,332
   1,029   1 Rush Enterprises, Inc., Class A                                                         17,442
     416     Sonic Automotive, Inc., Class A                                                         10,508
                TOTAL                                                                                73,420
             TELECOMMUNICATION EQUIPMENT & SERVICES--4.6%
  11,480   1 ADC Telecommunications, Inc.                                                           214,676
   1,016   1 Anixter International, Inc.                                                             73,000
   2,071   1 Comtech Telecommunications Corp.                                                       112,352
   1,358     Plantronics, Inc.                                                                       37,141
   3,806   1 Premiere Global Services, Inc.                                                          62,723
                TOTAL                                                                               499,892
             TOYS & GAMES--0.2%
     815   1 JAKKS Pacific, Inc.                                                                     21,597
             TRUCK MANUFACTURING--0.1%
     907   1 Accuride Corp.                                                                           9,251
             TRUCKING--0.5%
   2,074     Arkansas Best Corp.                                                                     56,931
             UNDESIGNATED CONSUMER CYCLICALS--1.3%
   1,341   1 Blackboard, Inc.                                                                        66,916
     409   1 CoStar Group, Inc.                                                                      23,517
     188   1 FTI Consulting, Inc.                                                                    10,208
     350   1 ICF International, Inc.                                                                 10,867
     745   1 Kendle International, Inc.                                                              30,046
                TOTAL                                                                               141,554
             UNDESIGNATED CONSUMER STAPLES--0.8%
   2,592   1 NBTY, Inc.                                                                              92,275
                TOTAL COMMON STOCKS (IDENTIFIED COST $10,434,955)                                10,754,365
             MUTUAL FUND--1.0%
 114,701 2,3 Prime Value Obligations Fund, Institutional Shares, 5.06% (AT NET ASSET VALUE)         114,701
                TOTAL INVESTMENTS---99.8%                                                        10,869,066
                (IDENTIFIED COST $10,549,656)4
                OTHER ASSETS AND LIABILITIES-NET-0.2%                                                19,774
                TOTAL NET ASSETS---100%                                                        $ 10,888,840


1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At October 31, 2007, the cost of investments for federal tax purposes was $10,549,656. The net unrealized appreciation of investments for federal tax purposes was $319,410. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,124,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $805,404.


Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than 60 days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts listed are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or valuation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.













FEDERATED MDT SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  SHARES     VALUE

             COMMON STOCKS--98.3%
             AGRICULTURAL CHEMICALS--1.0%
  10,080     UAP Holding Corp.                                                                 $    320,846
             AGRICULTURAL MACHINERY--0.8%
   5,262     Lindsay Manufacturing Co.                                                              258,890
             ALUMINUM--0.6%
   2,442     Kaiser Aluminum Corp.                                                                  185,055
             APPAREL--0.3%
   3,658   1 Maidenform Brands, Inc.                                                                 54,321
   1,043   1 Zumiez Inc.                                                                             43,660
                TOTAL                                                                                97,981
             AUTO ORIGINAL EQUIPMENT MANUFACTURERS--0.1%
     116     Sun Hydraulics Corp.                                                                     4,175
     758   1 Tenneco Automotive, Inc.                                                                23,202
                TOTAL                                                                                27,377
             BAKING--0.5%
   6,461     Flowers Foods, Inc.                                                                    141,754
             BEER--0.7%
   3,856   1 The Boston Beer Co., Inc., Class  A                                                    201,476
             BIOTECHNOLOGY--1.4%
   5,483   1 Air Methods Corp.                                                                      295,917
   1,032   1 LifeCell Corp.                                                                          45,470
   2,322   1 MGI PHARMA, Inc.                                                                        75,651
                TOTAL                                                                               417,038
             BUILDING MATERIALS--2.2%
  12,736     Apogee Enterprises, Inc.                                                               299,678
   9,696   1 Drew Industries, Inc.                                                                  383,768
                TOTAL                                                                               683,446
             CELLULAR COMMUNICATIONS--0.1%
   2,835   1 Dobson Communications Corp., Class A                                                    36,685
             CEMENT--0.8%
   5,225   1 Astec Industries, Inc.                                                                 236,797
             CLOTHING STORES--4.2%
   5,203   1 Aeropostale, Inc.                                                                      119,149
   8,339     Buckle, Inc.                                                                           359,411
   3,731   1 Cache, Inc.                                                                             58,427
   9,669   1 Fossil, Inc.                                                                           363,168
   9,135   1 Gymboree Corp.                                                                         310,864
   2,569   1 Jos A. Bank Clothiers, Inc.                                                             75,040
                TOTAL                                                                             1,286,059
             COMPUTER NETWORKING--0.3%
   6,282   1 Radiant Systems, Inc.                                                                  102,522
             COMPUTER PERIPHERALS--1.4%
   4,705   1 Nuance Communications, Inc.                                                            104,028
   6,282   1 Synaptics, Inc.                                                                        341,427
                TOTAL                                                                               445,455
             COMPUTER SERVICES--1.3%
   4,840   1 Manhattan Associates, Inc.                                                             145,974
   7,044   1 SRA International, Inc.                                                                193,428
   1,430     Syntel, Inc.                                                                            60,889
                TOTAL                                                                               400,291
             CONSTRUCTION MACHINERY-0.3%
   2,140     Manitowoc, Inc.                                                                        105,416
             CONTRACTING--3.0%
   5,355   1 ENGlobal Corp.                                                                          74,327
   5,499   1 IHS, Inc., Class A                                                                     346,712
   5,730   1 Perini Corp.                                                                           328,616
   5,031   1 Team, Inc.                                                                             161,948
                TOTAL                                                                               911,603
             COSMETICS & TOILETRIES--0.7%
   2,752   1 Chattem, Inc.                                                                          204,474
             CRUDE OIL & GAS PRODUCTION--0.2%
   1,332   1 ATP Oil & Gas Corp.                                                                     76,390
             DEFENSE AEROSPACE--5.6%
     952   1 AAR Corp.                                                                               30,512
  22,740   1 GenCorp, Inc.                                                                          267,877
  12,848   1 Orbital Sciences Corp.                                                                 328,009
   6,276   1 Teledyne Technologies, Inc.                                                            328,298
   8,046   1 TransDigm Group, Inc.                                                                  366,254
   4,825     Triumph Group, Inc.                                                                    384,167
                TOTAL                                                                             1,705,117
             DEFENSE ELECTRONICS--0.9%
   4,086   1 FLIR Systems, Inc.                                                                     283,528
             DRUG STORES--0.5%
   2,903     Longs Drug Stores Corp.                                                                152,437
             ELECTRIC & ELECTRICAL ORIGINAL EQUIPMENT MANUFACTURERS--1.4%
   8,647     Cubic Corp.                                                                            389,115
     665   1 General Cable Corp.                                                                     47,873
                TOTAL                                                                               436,988
             ELECTRIC TEST/MEASURING EQUIPMENT--0.8%
   6,574     Badger Meter, Inc.                                                                     252,770
             ELECTRICAL EQUIPMENT--2.0%
   3,928     American Science & Engineering, Inc.                                                   237,408
  20,692   1 GrafTech International Ltd.                                                            391,079
                TOTAL                                                                               628,487
             ELECTRONIC INSTRUMENTS--1.0%
  15,233   1 Advanced Analogic Technologies, Inc.                                                   184,015
   1,648   1 Cymer, Inc.                                                                             70,040
   2,134   1 Faro Technologies, Inc.                                                                 61,374
                TOTAL                                                                               315,429
             ETHICAL DRUGS--0.3%
   3,850   1 Sciele Pharma, Inc.                                                                     97,944
             FINANCIAL SERVICES--3.2%
   3,650     Deluxe Corp.                                                                           147,241
   2,133   1 GFI Group, Inc.                                                                        184,121
   4,988     Greenhill & Co., Inc.                                                                  369,012
     642   1 Huron Consulting Group, Inc.                                                            44,863
   1,177   1 Morningstar, Inc.                                                                       87,592
   1,714     National Financial Partners Corp.                                                       93,704
   1,299   1 Portfolio Recovery Associates, Inc.                                                     58,598
                TOTAL                                                                               985,131
             FOOD WHOLESALING--0.3%
   2,703     Nash Finch Co.                                                                         101,227
             FURNITURE--1.2%
  10,175     Tempur-Pedic International, Inc.                                                       366,300
             GENERIC DRUGS--1.0%
  12,863     Perrigo Co.                                                                            304,982
             GROCERY CHAIN--0.3%
   4,297     Spartan Stores, Inc.                                                                    95,522
             HOME HEALTH CARE--0.1%
     434   1 Apria Healthcare Group, Inc.                                                            10,490
     664   1 Wellcare Health Plans, Inc.                                                             16,062
                TOTAL                                                                                26,552
             HOME PRODUCTS--1.2%
  10,114     Tupperware Brands Corp.                                                                365,115
             HOUSEHOLD APPLIANCES--0.4%
   2,382   1 Goodman Global, Inc.                                                                    58,716
   1,016   1 Middleby Corp.                                                                          66,213
                TOTAL                                                                               124,929
             INDUSTRIAL MACHINERY--2.5%
   3,411     Actuant Corp.                                                                          235,291
   8,868   1 Blount International, Inc.                                                             108,456
   1,578     Gorman Rupp Co.                                                                         61,100
   3,855     Valmont Industries, Inc.                                                               369,001
                TOTAL                                                                               773,848
             INSURANCE BROKERAGE--0.6%
   2,738     Life Partners Holdings, Inc.                                                            99,910
   2,579   1 eHealth, Inc.                                                                           72,057
                TOTAL                                                                               171,967
             INTERNATIONAL BANK--0.1%
   1,313     Preferred Bank Los Angeles, CA                                                          39,035
             INTERNET SERVICES--2.4%
   2,946   1 Blue Nile, Inc.                                                                        232,852
   2,527   1 Priceline.com, Inc.                                                                    235,264
   6,121   1 Shutterfly, Inc.                                                                       204,258
   3,492     United Online, Inc.                                                                     61,459
                TOTAL                                                                               733,833
             MACHINE TOOLS--1.1%
   4,950   1 AZZ, Inc.                                                                              168,795
   2,998   1 Flotek Industries, Inc.                                                                152,298
                TOTAL                                                                               321,093
             MACHINED PARTS ORIGINAL EQUIPMENT MANUFACTURERS--0.3%
   2,185     Applied Industrial Technologies, Inc.                                                   77,458
             MAJOR STEEL PRODUCER--0.1%
     313   1 Haynes International, Inc.                                                              27,394
             MEDICAL SUPPLIES--2.2%
   1,280   1 Align Technology, Inc.                                                                  26,496
   8,926     Mentor Corp.                                                                           379,980
   7,608   1 Obagi Medical Products, Inc.                                                           166,159
   3,348   1 PetMed Express, Inc.                                                                    48,814
   2,663   1 Quidel Corp.                                                                            54,991
                TOTAL                                                                               676,440
             MEDICAL TECHNOLOGY--0.9%
     792   1 Arthrocare Corp.                                                                        51,353
   5,640   1 Greatbatch Technologies, Inc.                                                          140,210
   2,146   1 Possis Corp.                                                                            30,709
   3,826   1 Vnus Medical Technologies, Inc.                                                         57,964
                TOTAL                                                                               280,236
             METAL CONTAINERS--0.7%
   1,050     Greif, Inc., Class A                                                                    66,780
   2,913     Silgan Holdings, Inc.                                                                  158,962
                TOTAL                                                                               225,742
             METAL FABRICATION--0.9%
   4,168     Barnes Group, Inc.                                                                     153,091
   2,434     Dynamic Materials Corp.                                                                133,919
                TOTAL                                                                               287,010
             MISCELLANEOUS COMMUNICATIONS--1.1%
   5,150   1 Bankrate, Inc.                                                                         236,642
   5,563   1 NIC, Inc.                                                                               40,499
   1,550   1 j2 Global Communications, Inc.                                                          52,220
                TOTAL                                                                               329,361
             MISCELLANEOUS COMPONENTS--1.2%
   1,201   1 Atheros Communications                                                                  42,155
   5,892   1 Microsemi Corp.                                                                        156,786
     403   1 SunPower Corp., Class A                                                                 50,963
   3,420     Technitrol, Inc.                                                                       100,582
                TOTAL                                                                               350,486
             MISCELLANEOUS FOOD PRODUCTS--0.3%
   1,891     The Anderson's, Inc.                                                                    93,888
             MISCELLANEOUS MACHINERY--1.3%
   6,439     Curtiss Wright Corp.                                                                   362,451
     474     Nordson Corp.                                                                           25,359
     267     Regal Beloit Corp.                                                                      13,094
                TOTAL                                                                               400,904
             MISCELLANEOUS METALS--1.2%
   9,214     AMCOL International Corp.                                                              371,693
             MOTION PICTURES--0.2%
   2,663   1 Macrovision Corp.                                                                       63,912
             NATURAL GAS PRODUCTION--0.3%
   2,459     Crosstex Energy, Inc.                                                                   90,663
             OFFICE FURNITURE--0.3%
   1,744     HNI Corp.                                                                               75,620
             OFFICE SUPPLIES--0.5%
   2,868   1 United Stationers, Inc.                                                                166,086
             OFFSHORE DRILLER--0.9%
   4,384   1 Bristow Group, Inc.                                                                    218,718
     520   1 Oceaneering International, Inc.                                                         40,180
                TOTAL                                                                               258,898
             OIL SERVICE, EXPLORE & DRILL--0.3%
   1,284   1 McDermott International, Inc.                                                           78,401
             OIL WELL SUPPLY--1.3%
   2,223   1 ICO, Inc.                                                                               32,189
   8,700   1 Oil States International, Inc.                                                         375,753
                TOTAL                                                                               407,942
             OPTICAL READING EQUIPMENT--0.8%
   6,281   1 ScanSource, Inc.                                                                       232,020
             OTHER COMMUNICATIONS EQUIPMENT--0.3%
   2,630   1 Netgear, Inc.                                                                           92,944
             PACKAGED FOODS--0.1%
   1,862   1 Landec Corp.                                                                            27,669
             PERSONAL LOANS--0.7%
     334     Cash America International, Inc.                                                        13,026
  14,668   1 Ezcorp, Inc., Class A                                                                  193,031
                TOTAL                                                                               206,057
             PERSONNEL AGENCY--1.6%
   1,124     Administaff, Inc.                                                                       44,825
   1,998     Diamond Management & Technology Consultants, Inc.                                       21,339
   5,018     Heidrick & Struggles International, Inc.                                               216,878
     889   1 KForce Com, Inc.                                                                        10,704
  10,309   1 Labor Ready, Inc.                                                                      181,232
                TOTAL                                                                               474,978
             POLLUTION CONTROL--1.2%
     225     American Ecology, Inc.                                                                   5,386
   5,480   1 Layne Christensen Co.                                                                  312,031
   1,597   1 Waste Connections, Inc.                                                                 53,995
                TOTAL                                                                               371,412
             POULTRY PRODUCTS--0.2%
   4,780   1 Darling International, Inc.                                                             48,087
             PRINTED CIRCUIT BOARDS--0.7%
  22,997   1 PMC-Sierra, Inc.                                                                       207,203
             PRINTING--0.1%
     288   1 Consolidated Graphics, Inc.                                                             18,426
             PROPERTY LIABILITY INSURANCE--0.2%
   1,451     National Interstate Corp.                                                               46,432
             RAILROAD--1.1%
   8,771     Wabtec Corp.                                                                           329,176
             RECREATIONAL GOODS--0.3%
   3,501   1 Smith & Wesson Holding Corp.                                                            42,327
   1,023   1 WMS Industries, Inc.                                                                    35,467
                TOTAL                                                                                77,794
             RECREATIONAL VEHICLES--0.3%
   1,692     Polaris Industries, Inc., Class A                                                       83,213
             REGIONAL BANK--0.9%
   5,028   1 SVB Financial Group                                                                    260,400
             RESTAURANT--1.5%
   2,875   1 Chipotle Mexican Grill, Inc.                                                           399,625
   1,647   1 Red Robin Gourmet Burgers                                                               65,913
                TOTAL                                                                               465,538
             SECURITIES BROKERAGE--1.5%
   1,528   1 Investment Technology Group, Inc.                                                       64,023
  12,902     OptionsXpress Holdings, Inc.                                                           383,964
                TOTAL                                                                               447,987
             SEMICONDUCTOR MANUFACTURING--4.1%
   9,697   1 Cabot Microelectronics Corp.                                                           384,777
   4,777   1 Diodes, Inc.                                                                           157,928
   4,958   1 Microtune, Inc.                                                                         29,897
   3,371   1 Monolithic Power Systems                                                                73,926
      89   1 NetLogic Microsystems, Inc.                                                              2,955
  12,292   1 Plexus Corp.                                                                           317,134
   5,680   1 Silicon Laboratories, Inc.                                                             248,216
   1,347   1 Standard Microsystems Corp.                                                             52,533
                TOTAL                                                                             1,267,366
             SERVICES TO MEDICAL PROFESSIONALS--1.1%
   2,336   1 American Dental Partners, Inc.                                                          57,909
  11,856   1 Nighthawk Radiology Holdings, Inc.                                                     279,090
                TOTAL                                                                               336,999
             SHOES--2.2%
   4,046   1 Crocs, Inc.                                                                            302,439
   2,683   1 Deckers Outdoor Corp.                                                                  375,057
     382     Wolverine World Wide, Inc.                                                               9,794
                TOTAL                                                                               687,290
             SOFTWARE PACKAGED/CUSTOM--7.1%
   3,462   1 Actuate Software Corp.                                                                  30,431
   7,230   1 Advent Software, Inc.                                                                  400,036
     760   1 Ansoft Corp.                                                                            22,861
   7,078   1 Blue Coat Systems, Inc.                                                                287,296
   1,432   1 Bottomline Technologies, Inc.                                                           22,998
   5,734   1 Chordiant Software, Inc.                                                                82,512
   1,420   1 Epicor Software Corp.                                                                   16,586
   1,866   1 IGATE Capital Corp.                                                                     16,365
  17,015   1 Informatica Corp.                                                                      290,616
   6,861   1 MSC Software Corp.                                                                      94,682
     956   1 Progress Software Corp.                                                                 31,271
   6,448   1 SPSS, Inc.                                                                             245,024
   7,374   1 Synchronoss Technologies, Inc.                                                         294,960
  13,151   1 VASCO Data Security International, Inc.                                                347,712
                TOTAL                                                                             2,183,350
             SPECIALTY CHEMICALS--1.5%
   4,708     Chemed Corp.                                                                           269,863
   8,672     Hercules, Inc.                                                                         163,120
     834     Koppers Holdings, Inc.                                                                  37,363
                TOTAL                                                                               470,346
             SPECIALTY MACHINERY--1.0%
   4,729     Woodward Governor Co.                                                                  316,843
             SPECIALTY RETAILING--0.2%
   3,639   1 1-800-FLOWERS.COM, Inc.                                                                 43,632
     920   1 Conn's, Inc.                                                                            23,524
                TOTAL                                                                                67,156
             SURVEILLANCE-DETECTION--0.1%
   2,375   1 Lo-Jack Corp.                                                                           41,729
             TELECOMMUNICATION EQUIPMENT & SERVICES--2.6%
   1,544   1 Arris Group, Inc.                                                                       17,756
   1,369   1 CPI International, Inc.                                                                 27,818
   6,370   1 Comtech Telecommunications Corp.                                                       345,572
  13,893   1 Dycom Industries, Inc.                                                                 392,477
   2,003   1 OpNext, Inc.                                                                            23,836
                TOTAL                                                                               807,459
             UNDESIGNATED CONSUMER CYCLICALS-6.0%
   2,972   1 Capella Education Co.                                                                  184,264
      71     DeVRY, Inc.                                                                              3,883
   7,943   1 Exlservice Holding, Inc.                                                               214,461
   4,424   1 Exponent, Inc.                                                                         133,649
   5,444   1 FTI Consulting, Inc.                                                                   295,609
   3,164   1 ICF International, Inc.                                                                 98,242
   7,152   1 Kendle International, Inc.                                                             288,440
   1,804   1 Standard Parking Corp.                                                                  77,392
   1,649     Strayer Education, Inc.                                                                307,473
   1,771   1 Sykes Enterprises, Inc.                                                                 31,258
   3,155     Watson Wyatt & Co. Holdings                                                            150,399
   1,331   1 Wright Express Corp.                                                                    51,510
                TOTAL                                                                             1,836,580
             UNDESIGNATED CONSUMER STAPLES--0.1%
     973   1 USANA, Inc.                                                                             39,708
                TOTAL COMMON STOCKS (IDENTIFIED COST $27,573,426)                                30,128,085
             MUTUAL FUND--1.9%
 562,366 2,3 Prime Value Obligations Fund, Institutional Shares, 5.06% (AT NET ASSET VALUE)         562,366
                TOTAL INVESTMENTS-100.2%                                                         30,690,451
                (IDENTIFIED COST $28,135,792)4
                OTHER ASSETS AND LIABILITIES-NET-(0.2%)                                            (47,106)
                TOTAL NET ASSETS-100%                                                          $ 30,643,345

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At October 31, 2007, the cost of investments for federal tax purposes was $28,135,792. The net unrealized appreciation of investments for federal tax purposes was $2,554,659. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,341,002 and net unrealized depreciation from investments for those securities having an excess of cost over value of $786,343.


Note:          The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than 60 days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts listed are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or valuation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.










FEDERATED MDT SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

 SHARES                                                                                               VALUE
             COMMON STOCKS--99.6%
             AGRICULTURAL CHEMICALS--1.6%
     206     CF Industries Holdings, Inc.                                                      $     18,107
   5,816   1 Terra Industries, Inc.                                                                 214,552
                TOTAL                                                                               232,659
             AGRICULTURAL MACHINERY--0.1%
     258   1 Gehl Co.                                                                                 4,936
     336     Lindsay Manufacturing Co.                                                               16,531
                TOTAL                                                                                21,467
             AIRLINE - NATIONAL--0.4%
     904   1 Atlas Air Worldwide Holdings, Inc.                                                      52,965
             AIRLINE - REGIONAL--1.4%
   3,242   1 Republic Airways Holdings, Inc.                                                         69,022
   4,812     SkyWest, Inc.                                                                          131,320
                TOTAL                                                                               200,342
             APPAREL--0.9%
   3,059   1 Warnaco Group, Inc.                                                                    124,471
             AUTO ORIGINAL EQUIPMENT MANUFACTURERS--0.7%
   3,429     American Axle & Manufacturing Holdings, Inc.                                            94,160
   1,450   1 Stoneridge, Inc.                                                                        14,921
      11     Sun Hydraulics Corp.                                                                       396
                TOTAL                                                                               109,477
             AUTO PART REPLACEMENT--0.5%
   2,067   1 Aftermarket Technology Co.                                                              71,353
             AUTO RENTALS--0.5%
   2,233   1 Dollar Thrifty Automotive Group                                                         77,039
             BEER--0.3%
     879   1 Central European Distribution Corp.                                                     46,745
             BIOTECHNOLOGY--0.7%
   5,889   1 Emergent Biosolutions, Inc.                                                             59,361
     322   1 Regeneration Technologies, Inc.                                                          3,416
   4,380   1 ViroPharma, Inc.                                                                        37,712
                TOTAL                                                                               100,489
             BOOK PUBLISHING--0.4%
   1,599   1 Scholastic Corp.                                                                        63,288
             BUILDING MATERIALS--0.2%
   1,122     Simpson Manufacturing Co., Inc.                                                         33,649
             CELLULAR COMMUNICATIONS--0.4%
   3,656   1 USA Mobility, Inc.                                                                      57,180
             CLOTHING STORES--0.6%
   3,837     Cato Corp., Class A                                                                     77,047
     405   1 Fossil, Inc.                                                                            15,212
                TOTAL                                                                                92,259
             COMMODITY CHEMICALS--0.6%
   3,715     Westlake Chemical Corp.                                                                 91,166
             COMPUTER PERIPHERALS--0.4%
   1,964   1 Emulex Corp.                                                                            42,540
   2,341   1 Quantum Corp. - DLT & Storage Systems                                                    9,364
                TOTAL                                                                                51,904
             COMPUTER SERVICES--1.1%
   1,102   1 CACI International, Inc., Class A                                                       59,343
   4,746   1 Synnex Corp.                                                                           106,168
                TOTAL                                                                               165,511
             COMPUTER STORES--2.2%
   2,087   1 Insight Enterprises, Inc.                                                               57,685
   6,556   1 Tech Data Corp.                                                                        257,848
                TOTAL                                                                               315,533
             CONSTRUCTION MACHINERY--0.3%
     855     Manitowoc, Inc.                                                                         42,117
             CONTRACTING--0.7%
   2,131   1 Emcor Group, Inc.                                                                       73,370
     892   1 ICF International, Inc.                                                                 27,697
                TOTAL                                                                               101,067
             COSMETICS & TOILETRIES--0.4%
   2,405   1 Elizabeth Arden, Inc.                                                                   59,885
             CRUDE OIL & GAS PRODUCTION--4.8%
   2,608   1 EXCO Resources, Inc.                                                                    44,023
   1,208   1 Encore Acquisition Co.                                                                  44,334
   1,802     Penn Virginia Corp.                                                                     87,217
   3,095   1 Rosetta Resources, Inc.                                                                 58,805
   4,857   1 Stone Energy Corp.                                                                     216,525
   3,804   1 Swift Energy Co.                                                                       180,424
   1,175   1 Whiting Petroleum Corp.                                                                 63,521
                TOTAL                                                                               694,849
             DEFENSE AEROSPACE--0.9%
     207   1 TransDigm Group, Inc.                                                                    9,423
   1,593     Triumph Group, Inc.                                                                    126,835
                TOTAL                                                                               136,258
             DISCOUNT DEPARTMENT STORES--0.1%
     925     Freds, Inc., Class A                                                                     9,805
             DIVERSIFIED LEISURE--0.2%
     860   1 Coinstar, Inc.                                                                          29,627
             DRUG STORES--0.2%
     491     Longs Drug Stores Corp.                                                                 25,782
             ELECTRIC & ELECTRONIC ORIGINAL EQUIPMENT MANUFACTURERS--0.2%
   2,440     CTS Corp.                                                                               30,134
     121     Cubic Corp.                                                                              5,445
                TOTAL                                                                                35,579
             ELECTRIC UTILITY--6.5%
   3,952     Allete, Inc.                                                                           172,663
   2,513     Cleco Corp.                                                                             66,218
   4,365   1 El Paso Electric Co.                                                                   106,288
   1,821     Empire Distribution Electric Co.                                                        43,795
   4,887     Hawaiian Electric Industries, Inc.                                                     113,378
   1,274     Idacorp, Inc.                                                                           44,450
   8,523     Portland General Electric Co.                                                          239,922
     655     UIL Holdings Corp.                                                                      23,043
   4,166     UniSource Energy Corp.                                                                 132,146
                TOTAL                                                                               941,903
             ELECTRICAL EQUIPMENT--0.9%
   4,128     Encore Wire Corp.                                                                       86,688
     593     Robbins & Myers, Inc.                                                                   42,874
                TOTAL                                                                               129,562
             ELECTRONIC COMPONENTS--0.3%
   3,461     Methode Electronics, Inc., Class A                                                      43,401
             ELECTRONIC INSTRUMENTS--0.2%
     483     Analogic Corp.                                                                          27,603
     217   1 Axsys Technologies, Inc.                                                                 8,546
                TOTAL                                                                                36,149
             FINANCIAL SERVICES--1.7%
   1,152     Boston Private Financial Holdings                                                       33,132
     333     Deluxe Corp.                                                                            13,433
   1,276     First Financial Corp.                                                                   39,135
   4,324     Hercules Technology Growth Capital, Inc.                                                55,477
   1,511     Lakeland Financial Corp.                                                                31,595
   3,846     Medallion Financial Corp.                                                               40,575
   3,133   1 Newstar Financial, Inc.                                                                 31,455
                TOTAL                                                                               244,802
             FURNITURE--0.5%
     819     Aaron Rents, Inc.                                                                       17,346
   2,835     Hooker Furniture Corp.                                                                  61,066
                TOTAL                                                                                78,412
             GAS DISTRIBUTOR--1.7%
     425     Atmos Energy Corp.                                                                      11,921
   1,427     Laclede Group, Inc.                                                                     49,645
     608     NICOR, Inc.                                                                             26,308
   4,001     Southwest Gas Corp.                                                                    119,070
   1,420     WGL Holdings, Inc.                                                                      48,166
                TOTAL                                                                               255,110
             GENERIC DRUGS--0.4%
   2,723     Perrigo Co.                                                                             64,562
             GREETING CARDS--0.7%
   3,057     American Greetings Corp., Class A                                                       80,521
     609     CSS Industries, Inc.                                                                    24,116
                TOTAL                                                                               104,637
             GROCERY CHAIN--0.3%
   1,908     Spartan Stores, Inc.                                                                    42,415
             HOME HEALTH CARE--0.1%
     235   1 Amerigroup Corp.                                                                         8,225
             HOME PRODUCTS--1.5%
   6,072     Tupperware Brands Corp.                                                                219,199
             HOUSEHOLD APPLIANCES--0.2%
   2,026     Lifetime Brands, Inc.                                                                   32,497
             INDUSTRIAL MACHINERY--0.3%
   1,107   1 Columbus McKinnon Corp.                                                                 36,730
             INSURANCE BROKERAGE--0.7%
   2,926     Odyssey Re Holdings Corp.                                                              108,789
             INTERNATIONAL BANK--0.1%
     626     Preferred Bank Los Angeles, CA                                                          18,611
             LEASING--0.6%
   3,391     Financial Federal Corp.                                                                 91,625
             LIFE INSURANCE--2.5%
   1,522     American Equity Investment Life Holding Co.                                             14,870
   4,913     Delphi Financial Group, Inc., Class A                                                  190,379
  11,491     Phoenix Cos., Inc.                                                                     158,346
                TOTAL                                                                               363,595
             LONG-TERM CARE CENTERS--0.3%
   4,660   1 Five Star Quality Care, Inc.                                                            42,639
             MACHINE TOOLS--0.8%
   2,045   1 AZZ, Inc.                                                                               69,735
   1,231     Hardinge, Inc.                                                                          39,798
                TOTAL                                                                               109,533
             MACHINED PARTS ORIGINAL EQUIPMENT MANUFACTURERS--1.2%
   4,734     Applied Industrial Technologies, Inc.                                                  167,820
             MARITIME--1.4%
     860     Eagle Bulk Shipping, Inc.                                                               29,317
   2,480     Genco Shipping & Trading Ltd.                                                          178,287
                TOTAL                                                                               207,604
             MEDICAL SUPPLIES--0.2%
   1,241     Invacare Corp.                                                                          33,582
             MEDICAL TECHNOLOGY--0.3%
     471   1 Bio Rad Laboratories, Inc., Class A                                                     45,489
             MINI-MILL PRODUCER--1.0%
   2,152     Schnitzer Steel Industries, Inc., Class A                                              142,183
             MISCELLANEOUS FOOD PRODUCTS--1.5%
   6,062   1 Fresh Del Monte Produce, Inc.                                                          219,929
             MISCELLANEOUS MACHINERY--0.6%
   1,467     Curtiss Wright Corp.                                                                    82,577
             MISCELLANEOUS METALS--0.5%
   1,082     Matthews International Corp., Class A                                                   49,307
   2,239   1 USEC, Inc.                                                                              19,703
                TOTAL                                                                                69,010
             MISCELLANEOUS COMPONENTS--0.8%
   8,921   1 Kemet Corp.                                                                             63,072
   1,826   1 Zoran Corp.                                                                             46,563
                TOTAL                                                                               109,635
             MULTI-INDUSTRY BASIC--1.5%
   9,506     Olin Corp.                                                                             216,547
             MULTI-LINE INSURANCE--6.0%
   3,505   1 Amerisafe, Inc.                                                                         56,676
   2,426     EMC Insurance Group, Inc.                                                               63,877
   3,259     FBL Financial Group, Inc., Class A                                                     131,924
   1,903   1 FPIC Insurance Group, Inc.                                                              79,507
   2,075     Harleysville Group, Inc.                                                                64,678
   1,656     Infinity Property & Casualty                                                            66,604
     963     Midland Co.                                                                             61,266
   2,439   1 Navigators Group, Inc.                                                                 147,072
   3,397     Safety Insurance Group, Inc.                                                           122,156
   1,812     Zenith National Insurance Corp.                                                         72,806
                TOTAL                                                                               866,566
             MUTUAL FUND ADVISER--0.2%
     821     Calamos Asset Management, Inc.                                                          27,930
             NATURAL GAS PRODUCTION--0.1%
     527   1 Natural Gas Services Group, Inc.                                                         9,765
             OFFICE SUPPLIES--0.6%
   1,453   1 United Stationers, Inc.                                                                 84,143
             OFFSHORE DRILLER--0.8%
   2,960   1 Hornbeck Offshore Services, Inc.                                                       115,736
             OIL SERVICE, EXPLORE & DRILL--1.1%
      85   1 Dawson Geophysical Co.                                                                   6,784
   3,205   1 Gulfmark Offshore, Inc.                                                                149,289
                TOTAL                                                                               156,073
             OIL WELL SUPPLY--0.1%
   1,477   1 ICO, Inc.                                                                               21,387
             OTHER COMMUNICATIONS EQUIPMENT--1.5%
   4,220   1 Skyworks Solutions, Inc.                                                                38,908
   3,153   1 Superior Essex, Inc.                                                                   104,837
   4,086   1 Syniverse Holdings, Inc.                                                                68,195
                TOTAL                                                                               211,940
             OTHER STEEL PRODUCER--0.2%
     654   1 Northwest Pipe Co.                                                                      24,146
             PACKAGED FOODS--0.1%
     255   1 Ralcorp Holdings, Inc.                                                                  14,357
             PAPER PRODUCTS--0.6%
   1,796   1 Buckeye Technologies, Inc.                                                              32,184
   1,905     Rock-Tenn Co., Class A                                                                  55,550
                TOTAL                                                                                87,734
             PERSONAL LOANS--0.4%
     768     ASTA Funding, Inc.                                                                      27,295
   1,614     Advanta Corp., Class B                                                                  25,501
                TOTAL                                                                                52,796
             PERSONNEL AGENCY--1.6%
   1,193     CDI Corp.                                                                               32,879
   2,119     Kelly Services, Inc., Class A                                                           44,563
   2,542   1 MPS Group, Inc.                                                                         31,038
  10,574   1 Spherion Corp.                                                                          92,205
   2,293   1 Volt Information Science, Inc.                                                          35,656
                TOTAL                                                                               236,341
             POULTRY PRODUCTS--0.9%
   3,761     Sanderson Farms, Inc.                                                                  130,883
             PRINTING--0.2%
   2,105     Bowne & Co., Inc.                                                                       36,585
             PROPERTY LIABILITY INSURANCE--8.5%
   2,866     American Physicians Capital, Inc.                                                      124,843
   2,659   1 CNA Surety Corp.                                                                        52,622
   2,060   1 First Mercury Financial Corp.                                                           45,629
   3,347   1 Hallmark Financial Services, Inc.                                                       56,062
   4,782     Horace Mann Educators Corp.                                                             98,940
   1,620     Nymagic, Inc.                                                                           46,721
   3,978   1 ProAssurance Corp.                                                                     219,347
   4,912     RLI Corp.                                                                              285,731
   4,432   1 Seabright Insurance Holdings, Inc.                                                      73,926
   1,727     Selective Insurance Group, Inc.                                                         41,983
   1,817     State Auto Financial Corp.                                                              50,004
   4,230     United Fire & Casualty Co.                                                             135,529
                TOTAL                                                                             1,231,337
             RAILROAD--0.0%
      51   1 Genesee & Wyoming, Inc., Class A                                                         1,495
             RECREATIONAL GOODS--0.2%
   1,198     Callaway Golf Co.                                                                       20,749
     144   1 Steinway Musical Instruments                                                             4,313
                TOTAL                                                                                25,062
             REGIONAL BANK--12.5%
   1,329     Amcore Financial, Inc.                                                                  31,511
   1,131     BancFirst Corp.                                                                         51,393
   7,990     Bancorpsouth, Inc.                                                                     193,837
     790     Cathay Bancorp, Inc.                                                                    24,466
   2,094     Central Pacific Financial Corp.                                                         46,968
   1,271     Chemical Financial Corp.                                                                31,775
   1,460     City Bank Lynwood, WA                                                                   34,967
     203     City Holding Co.                                                                         7,675
     883     Columbia Banking Systems, Inc.                                                          27,435
   1,080     Community Trust Bancorp, Inc.                                                           31,482
     766     First Community Bancshares, Inc.                                                        26,304
   1,158     First Financial Bancorp                                                                 13,607
   1,202     First Merchants Corp.                                                                   26,504
   1,751     First State Bancorporation                                                              29,714
   7,978     FirstMerit Corp.                                                                       169,134
   2,204     Frontier Financial Corp., WA                                                            48,907
   1,684     Great Southern Bancorp, Inc.                                                            39,406
   3,224     Greene Bancshares, Inc.                                                                103,329
   1,650     Horizon Financial Corp. - Washington                                                    28,611
     495     Iberiabank Corp.                                                                        24,537
     974     Independent Bank Corp. - Massachusetts                                                  28,811
   1,332     Integra Bank Corp.                                                                      22,950
   1,994     NBT Bancorp, Inc.                                                                       49,192
   3,417     Nara Bancorp, Inc.                                                                      52,895
   3,556     Old National Bancorp                                                                    59,421
     968     Old Second Bancorp, Inc.                                                                27,443
   3,099     Pacific Capital Bancorp                                                                 64,242
     157     Park National Corp.                                                                     12,444
   1,047     Renasant Corp.                                                                          24,343
   2,836     Republic Bancorp, Inc.                                                                  43,816
     176     SCBT Financial Corp.                                                                     5,623
   2,391   1 SVB Financial Group                                                                    123,830
     674     Sierra Bancorp                                                                          18,319
   3,893     South Financial Group, Inc.                                                             80,429
   1,566     Taylor Capital Group, Inc.                                                              40,497
     506     Tompkins Financial Corporation                                                          21,019
     382     Trustmark Corp.                                                                         10,310
   2,013     United Community Banks, Inc.                                                            44,568
   1,275     Wesbanco, Inc.                                                                          29,414
     752     West Coast Bancorp - Oregon                                                             20,394
   1,277     Wintrust Financial Corp.                                                                46,917
                TOTAL                                                                             1,818,439
             RESORTS--0.2%
   3,742   1 Silverleaf Resorts, Inc.                                                                24,323
             RESTAURANT--0.2%
   1,733     O' Charleys, Inc.                                                                       27,780
             ROOFING & WALLBOARD--0.3%
   5,288     Building Materials Holding Corp.                                                        41,564
             RUBBER--0.4%
   2,889     Cooper Tire & Rubber Co.                                                                64,367
             SAVINGS & LOAN--1.6%
   3,072     Anchor Bancorp Wisconsin, Inc.                                                          75,571
     743     First Financial Holdings, Inc.                                                          21,458
   2,217     First Niagara Financial Group, Inc.                                                     29,264
   5,512   1 Ocwen Financial Corp.                                                                   41,120
      75     Sterling Financial Corp. - Washington                                                    1,688
   1,107     WSFS Financial Corp.                                                                    63,830
                TOTAL                                                                               232,931
             SEMICONDUCTOR MANUFACTURING--1.4%
   4,969   1 Omnivision Technologies, Inc.                                                          110,063
   2,054   1 Plexus Corp.                                                                            52,993
   2,428   1 Semtech Corp.                                                                           41,543
                TOTAL                                                                               204,599
             SERVICES TO MEDICAL PROFESSIONALS--0.3%
   1,164   1 Molina Healthcare, Inc.                                                                 44,360
             SHOES--0.2%
     179   1 Deckers Outdoor Corp.                                                                   25,022
             SOFTWARE PACKAGED/CUSTOM--1.4%
   1,931   1 CSG Systems International, Inc.                                                         39,643
   1,028   1 EPIQ Systems, Inc.                                                                      19,933
   3,289   1 JDA Software Group, Inc.                                                                82,093
   3,096   1 Lawson Software, Inc.                                                                   34,954
   2,568   1 S1 Corp.                                                                                21,623
                TOTAL                                                                               198,246
             SPECIALTY CHEMICALS--1.9%
   1,431     Arch Chemicals, Inc.                                                                    65,282
   3,035   1 OM Group, Inc.                                                                         160,794
   2,030     Quaker Chemical Corp.                                                                   43,807
                TOTAL                                                                               269,883
             SPECIALTY MACHINERY--0.9%
     969     Cascade Corp.                                                                           61,028
   1,132     Woodward Governor Co.                                                                   75,844
                TOTAL                                                                               136,872
             SPECIALTY RETAILING--1.4%
   4,632   1 Cabela's, Inc., Class A                                                                 90,417
   2,348   1 Conn's, Inc.                                                                            60,038
   3,314   1 Rush Enterprises, Inc.                                                                  56,164
                TOTAL                                                                               206,619
             TELECOMMUNICATION EQUIPMENT & SERVICES--2.1%
   6,282   1 ADC Telecommunications, Inc.                                                           117,473
   1,079   1 Dycom Industries, Inc.                                                                  30,482
   2,364     Plantronics, Inc.                                                                       64,655
   5,857   1 Premiere Global Services, Inc.                                                          96,523
                TOTAL                                                                               309,133
             TELEPHONE UTILITY--0.4%
   1,661     Atlantic Telephone Network, Inc.                                                        59,647
             TOYS & GAMES--0.2%
   1,327   1 JAKKS Pacific, Inc.                                                                     35,166
             TRUCKING--0.4%
     102     Arkansas Best Corp.                                                                      2,800
   3,307     Werner Enterprises, Inc.                                                                62,899
                TOTAL                                                                                65,699
             UNDESIGNATED CONSUMER CYCLICALS--0.6%
   2,005     Speedway Motorsports, Inc.                                                              72,782
     526     Viad Corp.                                                                              18,641
                TOTAL                                                                                91,423
             WATER UTILITY--0.0%
      17     SJW Corp.                                                                                  594
                TOTAL COMMON STOCKS (IDENTIFIED COST $14,006,268)                                14,500,181
             MUTUAL FUND--0.9%
 136,880 2,3 Prime Value Obligations Fund, Institutional Shares, 5.06% (AT NET ASSET VALUE)         136,880
                TOTAL INVESTMENTS-100.5%                                                         14,637,061
                (IDENTIFIED COST $14,143,148)4
                OTHER ASSETS AND LIABILITIES - NET -- (0.5)%                                       (80,650)
                TOTAL NET ASSETS-100%                                                          $ 14,556,411

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At October 31, 2007, the cost of investments for federal tax purposes was $14,143,148. The net unrealized appreciation of investments for federal tax purposes was $493,913. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,073,234 and net unrealized depreciation from investments for those securities having an excess of cost over value of $579,321.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than 60 days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts listed are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or valuation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.











FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  SHARES                                                                                       VALUE



             COMMON STOCKS--98.9%
             AGRICULTURAL CHEMICALS--4.9%
     184     Bunge Ltd.                                                                        $     21,195
     176     FMC Corp.                                                                               10,120
   5,799     Monsanto Co.                                                                           566,156
                TOTAL                                                                               597,471
             AGRICULTURAL MACHINERY--0.5%
     400     Deere & Co.                                                                             61,960
             ALUMINUM--0.1%
     164     Alcoa, Inc.                                                                              6,493
             APPAREL--0.2%
      96     Columbia Sportswear Co.                                                                  4,680
     128     Guess ?, Inc.                                                                            6,578
     294   1 Warnaco Group, Inc.                                                                     11,963
                TOTAL                                                                                23,221
             BIOTECHNOLOGY--0.5%
     594   1 Genzyme Corp.                                                                           45,126
     167   1 Martek Biosciences Corp.                                                                 5,102
     111   1 Waters Corp.                                                                             8,545
                TOTAL                                                                                58,773
             BITUMINOUS COAL--0.2%
     652     Massey Energy Co.                                                                       20,655
             BOOK PUBLISHING--0.0%
      69   1 Scholastic Corp.                                                                         2,731
             BROADCASTING--0.0%
     133   1 Discovery Holding Co., Class A                                                           3,792
             BUILDING SUPPLY STORES--0.7%
   3,298     Lowe's Cos., Inc.                                                                       88,683
             CLOTHING STORES--0.2%
     263   1 AnnTaylor Stores Corp.                                                                   8,150
     187   1 Hanesbrands, Inc.                                                                        5,804
     222   1 Jos A. Bank Clothiers, Inc.                                                              6,485
                TOTAL                                                                                20,439
             COMPUTER NETWORKING--0.1%
     442   1 Juniper Networks, Inc.                                                                  15,912
             COMPUTER SERVICES--0.1%
     432   1 Cognizant Technology Solutions Corp.                                                    17,911
             COMPUTER STORES--0.2%
     666   1 Ingram Micro, Inc., Class A                                                             14,146
     141   1 Tech Data Corp.                                                                          5,546
                TOTAL                                                                                19,692
             COMPUTERS - LOW END--5.0%
   3,266   1 Apple, Inc.                                                                            620,377
             CONSTRUCTION MACHINERY--0.6%
     935     Manitowoc, Inc.                                                                         46,058
     749     Trinity Industries, Inc.                                                                27,069
                TOTAL                                                                                73,127
             CRUDE OIL & GAS PRODUCTION--3.4%
     387     Anadarko Petroleum Corp.                                                                22,841
   2,457     Apache Corp.                                                                           255,061
     206   1 Bill Barrett Corp.                                                                       9,641
   1,256     Devon Energy Corp.                                                                     117,310
     297   1 Stone Energy Corp.                                                                      13,240
      98   1 Swift Energy Co.                                                                         4,648
                TOTAL                                                                               422,741
             DEFENSE AEROSPACE--0.1%
     217     Goodrich (B.F.) Co.                                                                     15,116
             DEFENSE ELECTRONICS--0.4%
     217   1 FLIR Systems, Inc.                                                                      15,058
      60   1 First Solar, Inc.                                                                        9,529
     120     Raytheon Co.                                                                             7,633
     226     Rockwell Collins                                                                        16,907
                TOTAL                                                                                49,127
             DISCOUNT DEPARTMENT STORES--0.6%
     136   1 BJ's Wholesale Club, Inc.                                                                4,880
   1,600     Wal-Mart Stores, Inc.                                                                   72,336
                TOTAL                                                                                77,216
             DIVERSIFIED OIL--0.4%
     653     Occidental Petroleum Corp.                                                              45,090
             DRUG STORES--0.1%
     154     Longs Drug Stores Corp.                                                                  8,087
             ELECTRIC & ELECTRONIC ORIGINAL EQUIPMENT MANUFACTURERS--0.1%
     143     Cubic Corp.                                                                              6,435
     259   1 Energy Conversion Devices, Inc.                                                          7,068
                TOTAL                                                                                13,503
             ELECTRIC UTILITY--1.5%
     621   1 Allegheny Energy, Inc.                                                                  37,670
     278     CMS Energy Corp.                                                                         4,718
     481     DTE Energy Co.                                                                          23,858
      77     Duke Energy Corp.                                                                        1,476
   1,289     Edison International                                                                    74,955
     679     P G & E Corp.                                                                           33,223
     165     Portland General Electric Co.                                                            4,645
     197     SCANA Corp.                                                                              7,996
                TOTAL                                                                               188,541
             ELECTRONIC INSTRUMENTS--0.0%
      74     Analogic Corp.                                                                           4,229
             ETHICAL DRUGS--1.0%
     376   1 Forest Laboratories, Inc., Class A                                                      14,690
     766     Pfizer, Inc.                                                                            18,851
   2,893     Schering Plough Corp.                                                                   88,294
     133     Wyeth                                                                                    6,468
                TOTAL                                                                               128,303
             FINANCIAL SERVICES--1.3%
     718     Ameriprise Financial, Inc.                                                              45,220
       7     CME Group, Inc.                                                                          4,664
      32     Dun & Bradstreet Corp.                                                                   3,099
   2,563     MBIA Insurance Corp.                                                                   110,312
                TOTAL                                                                               163,295
             GAS DISTRIBUTOR--0.1%
     206     AGL Resources, Inc.                                                                      8,143
             GENERIC DRUGS--0.1%
     366   1 Warner Chilcott Ltd., Class A                                                            6,782
             HOME BUILDING--1.1%
   1,005     Centex Corp.                                                                            25,185
   1,142     D. R. Horton, Inc.                                                                      14,492
     255   1 Hovnanian Enterprises, Inc., Class A                                                     2,899
     806     KB HOME                                                                                 22,278
     542     Lennar Corp., Class A                                                                   12,385
     310     M.D.C. Holdings, Inc.                                                                   12,558
   1,306     Pulte Homes, Inc.                                                                       19,381
     291     Ryland Group, Inc.                                                                       8,273
   1,049   1 Toll Brothers, Inc.                                                                     24,033
                TOTAL                                                                               141,484
             INTEGRATED DOMESTIC OIL--4.5%
   4,052     ConocoPhillips                                                                         344,258
   3,595     Marathon Oil Corp.                                                                     212,572
                TOTAL                                                                               556,830
             INTEGRATED INTERNATIONAL OIL--4.5%
   6,106     Chevron Corp.                                                                          558,760
             INTERNET SERVICES--5.6%
   4,372   1 Amazon.com, Inc.                                                                       389,764
     105   1 Blue Nile, Inc.                                                                          8,299
     428   1 Priceline.com, Inc.                                                                     39,847
   6,907   1 eBay, Inc.                                                                             249,343
                TOTAL                                                                               687,253
             IRON ORE PRODUCTION--0.2%
     257     Cleveland Cliffs, Inc.                                                                  24,582
             LEASING--0.1%
     163     GATX Corp.                                                                               6,678
             LIFE INSURANCE--4.4%
     145     Delphi Financial Group, Inc.                                                             5,619
   4,756     MetLife, Inc.                                                                          327,451
     334     Nationwide Financial Services, Inc., Class A                                            17,919
     330     Protective Life Corp.                                                                   14,147
   1,678     Prudential Financial, Inc.                                                             162,296
     282     Torchmark Corp.                                                                         18,375
                TOTAL                                                                               545,807
             LUMBER PRODUCTS--0.1%
     466     Louisiana-Pacific Corp.                                                                  7,670
             MAJOR STEEL PRODUCER--2.3%
   2,592     United States Steel Corp.                                                              279,677
             MARITIME--0.3%
     221     Genco Shipping & Trading Ltd.                                                           15,888
     366   1 Kirby Corp.                                                                             16,719
      25     Overseas Shipholding Group, Inc.                                                         1,860
                TOTAL                                                                                34,467
             MEDICAL SUPPLIES--0.2%
      99   1 Kyphon, Inc.                                                                             7,017
     382     Mentor Corp.                                                                            16,262
                TOTAL                                                                                23,279
             MEDICAL TECHNOLOGY--1.1%
     157     Dentsply International, Inc.                                                             6,512
      99   1 Gen-Probe, Inc.                                                                          6,932
     307   1 Intuitive Surgical, Inc.                                                               100,349
     668   1 St. Jude Medical, Inc.                                                                  27,208
                TOTAL                                                                               141,001
             METAL CONTAINERS--0.1%
     134     Ball Corp.                                                                               6,644
             METAL FABRICATION--2.2%
   1,669     Precision Castparts Corp.                                                              250,033
     567     Timken Co.                                                                              18,858
                TOTAL                                                                               268,891
             MINI-MILL PRODUCER--0.4%
     800     Commercial Metals Corp.                                                                 25,104
     223     Nucor Corp.                                                                             13,830
     149     Schnitzer Steel Industries, Inc., Class A                                                9,844
      33     Steel Dynamics, Inc.                                                                     1,756
                TOTAL                                                                                50,534
             MISCELLANEOUS COMMUNICATIONS--0.0%
      40   1 Bankrate, Inc.                                                                           1,838
             MISCELLANEOUS COMPONENTS--0.3%
     791     Amphenol Corp., Class A                                                                 35,018
     199   1 Cree, Inc.                                                                               5,572
                TOTAL                                                                                40,590
             MISCELLANEOUS FOOD PRODUCTS--0.5%
   1,113     Archer-Daniels-Midland Co.                                                              39,823
     192     Corn Products International, Inc.                                                        8,168
     434   1 Fresh Del Monte Produce, Inc.                                                           15,746
                TOTAL                                                                                63,737
             MISCELLANEOUS MACHINERY--0.1%
     113     Roper Industries, Inc.                                                                   8,002
     104     SPX Corp.                                                                               10,535
                TOTAL                                                                                18,537
             MISCELLANEOUS METALS--0.1%
      57     Kennametal, Inc.                                                                         5,199
      63     Metal Management, Inc.                                                                   3,312
                TOTAL                                                                                 8,511
             MONEY CENTER BANK--8.1%
   4,483     Bank of America Corp.                                                                  216,439
   4,709     Citigroup, Inc.                                                                        197,307
  12,307     J.P. Morgan Chase & Co.                                                                578,429
                TOTAL                                                                               992,175
             MORTGAGE AND TITLE--0.1%
     204     LandAmerica Financial Group, Inc.                                                        5,669
     255     Radian Group, Inc.                                                                       3,210
                TOTAL                                                                                 8,879
             MULTI-INDUSTRY CAPITAL GOODS--1.0%
      89   1 Ceradyne, Inc.                                                                           6,088
     904     Honeywell International, Inc.                                                           54,611
     616   1 Shaw Group, Inc.                                                                        45,954
     283     Textron, Inc.                                                                           19,586
                TOTAL                                                                               126,239
             MULTI-LINE INSURANCE--5.2%
   1,914     Allstate Corp.                                                                         100,294
   6,894     American International Group, Inc.                                                     435,149
     961     Assurant, Inc.                                                                          56,161
     462     Hartford Financial Services Group, Inc.                                                 44,828
                TOTAL                                                                               636,432
             MUTUAL FUND ADVISER--0.1%
      53   1 Affiliated Managers Group                                                                6,972
             OFFSHORE DRILLER--0.8%
     261   1 Hornbeck Offshore Services, Inc.                                                        10,205
     439   1 Oceaneering International, Inc.                                                         33,922
   1,059     Tidewater, Inc.                                                                         57,896
                TOTAL                                                                               102,023
             OIL REFINER--2.3%
   1,365     Tesoro Petroleum Corp.                                                                  82,623
   2,863     Valero Energy Corp.                                                                    201,641
                TOTAL                                                                               284,264
             OIL SERVICE, EXPLORE & DRILL--0.5%
     750   1 McDermott International, Inc.                                                           45,795
     187   1 Seacor Holdings, Inc.                                                                   17,139
                TOTAL                                                                                62,934
             OIL WELL SUPPLY--4.9%
     242   1 Cameron International Corp.                                                             23,561
   1,016   1 FMC Technologies, Inc.                                                                  61,600
   5,303     Schlumberger Ltd.                                                                      512,111
                TOTAL                                                                               597,272
             OTHER COMMUNICATIONS EQUIPMENT--0.0%
      31     Harris Corp.                                                                             1,877
     125   1 Superior Essex, Inc.                                                                     4,156
                TOTAL                                                                                 6,033
             PAPER PRODUCTS--0.1%
     178     MeadWestvaco Corp.                                                                       5,988
      63     Temple-Inland, Inc.                                                                      3,381
                TOTAL                                                                                 9,369
             POULTRY PRODUCTS--0.3%
     977     Pilgrim's Pride Corp.                                                                   29,017
     322     Sanderson Farms, Inc.                                                                   11,206
                TOTAL                                                                                40,223
             PRINTED CIRCUIT BOARDS--0.1%
     314     Jabil Circuit, Inc.                                                                      6,823
             PROPERTY LIABILITY INSURANCE--4.2%
     220     American Financial Group, Inc.                                                           6,578
   2,478     Chubb Corp.                                                                            132,201
   1,903     Loews Corp.                                                                             93,418
     141     Mercury General Corp.                                                                    7,235
     282   1 Philadelphia Consolidated Holding Corp.                                                 11,506
     233   1 ProAssurance Corp.                                                                      12,848
     355     Reinsurance Group of America                                                            20,281
     976     SAFECO Corp.                                                                            56,510
   3,250     The St. Paul Cos.                                                                      169,682
     101     Transatlantic Holdings, Inc.                                                             7,528
                TOTAL                                                                               517,787
             RAILROAD--1.9%
   2,647     Norfolk Southern Corp.                                                                 136,718
     772     Union Pacific Corp.                                                                     98,847
                TOTAL                                                                               235,565
             RECREATIONAL GOODS--0.0%
     166   1 Smith & Wesson Holding Corp.                                                             2,007
             REGIONAL BANK--3.5%
     256     Associated Banc Corp.                                                                    7,388
     510     BB&T Corp.                                                                              18,855
     181     Central Pacific Financial Corp.                                                          4,060
     161     City National Corp.                                                                     10,884
   1,487     Comerica, Inc.                                                                          69,413
     556     Fifth Third Bancorp                                                                     17,392
     262     FirstMerit Corp.                                                                         5,554
   2,758     KeyCorp                                                                                 78,465
     101     M & T Bank Corp.                                                                        10,047
     279     Pacific Capital Bancorp                                                                  5,784
      88   1 SVB Financial Group                                                                      4,558
   1,760     SunTrust Banks, Inc.                                                                   127,776
     322     Synovus Financial Corp.                                                                  8,488
     249     UnionBanCal Corp.                                                                       13,448
     766     Zions Bancorp                                                                           45,278
                TOTAL                                                                               427,390
             RESTAURANT--0.1%
     280   1 Buffalo Wild Wings, Inc.                                                                 8,585
             SAVINGS & LOAN--0.1%
     596     Hudson City Bancorp, Inc.                                                                9,333
     114     Webster Financial Corp. Waterbury                                                        4,131
                TOTAL                                                                                13,464
             SECURITIES BROKERAGE--5.0%
   2,439     Goldman Sachs Group, Inc.                                                              604,677
     238     Schwab (Charles) Corp.                                                                   5,531
                TOTAL                                                                               610,208
             SEMICONDUCTOR DISTRIBUTION--0.3%
     888   1 Avnet, Inc.                                                                             37,047
             SEMICONDUCTOR MANUFACTURING--2.0%
     852     Intersil Corp., Class A                                                                 25,850
   2,874   1 MEMC Electronic Materials, Inc.                                                        210,434
     129   1 Silicon Laboratories, Inc.                                                               5,637
     433   1 Spansion, Inc.                                                                           3,053
                TOTAL                                                                               244,974
             SERVICES TO MEDICAL PROFESSIONALS--1.2%
     824   1 Express Scripts, Inc.                                                                   51,994
     113   1 Humana, Inc.                                                                             8,469
     741   1 Medco Health Solutions, Inc.                                                            69,936
     169   1 Nighthawk Radiology Holdings, Inc.                                                       3,978
     116   1 Wellpoint, Inc.                                                                          9,191
                TOTAL                                                                               143,568
             SHOES--0.4%
     658   1 Crocs, Inc.                                                                             49,185
             SOFT DRINKS--0.3%
     585   1 Hansen Natural Corp.                                                                    39,780
             SOFTWARE PACKAGED/CUSTOM--0.9%
     727   1 Activision, Inc.                                                                        17,194
     276   1 Advent Software, Inc.                                                                   15,271
     376   1 Blue Coat Systems, Inc.                                                                 15,262
     608   1 Computer Sciences Corp.                                                                 35,501
     202     Electronic Data Systems Corp.                                                            4,361
     176   1 SPSS, Inc.                                                                               6,688
     181   1 Synchronoss Technologies, Inc.                                                           7,240
     285   1 VASCO Data Security International, Inc.                                                  7,535
                TOTAL                                                                               109,052
             SPECIALTY CHEMICALS--0.4%
     149     Minerals Technologies, Inc.                                                             10,463
     326   1 Nalco Holding Co.                                                                        8,104
     465   1 OM Group, Inc.                                                                          24,636
                TOTAL                                                                                43,203
             SPECIALTY RETAILING--0.1%
     252   1 Big Lots, Inc.                                                                           6,043
     243     Borders Group, Inc.                                                                      3,747
                TOTAL                                                                                 9,790
             TELECOMMUNICATION EQUIPMENT & SERVICES--3.2%
     404   1 CIENA Corp.                                                                             19,335
   1,822     Corning, Inc.                                                                           44,220
   7,579     Qualcomm, Inc.                                                                         323,851
                TOTAL                                                                               387,406
             TELEPHONE UTILITY--0.4%
   1,008     Embarq Corp.                                                                            53,343
             UNDESIGNATED CONSUMER CYCLICALS--0.8%
     493     DeVRY, Inc.                                                                             26,962
     501   1 ITT Educational Services, Inc.                                                          63,722
     131   1 Kendle International, Inc.                                                               5,283
     164   1 TeleTech Holdings, Inc.                                                                  4,089
                TOTAL                                                                               100,056
             UNDESIGNATED CONSUMER STAPLES--0.1%
     443   1 NBTY, Inc.                                                                              15,771
                TOTAL COMMON STOCKS                                                              12,155,999
                (IDENTIFIED COST $10,352,474)
             MUTUAL FUND--3.7%
 456,938 2,3 Prime Value Obligations Fund, Institutional Shares, 5.06% (AT NET ASSET VALUE)         456,938
                TOTAL INVESTMENTS -102.6%                                                        12,612,937
                (IDENTIFIED COST $10,809,412)4
                OTHER ASSETS AND LIABILITIES -NET -(2.6)%                                         (322,572)
                TOTAL NET ASSET -100%                                                          $ 12,290,365

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At October 31, 2007, the cost of investments for federal tax purposes was $10,809,412. The net unrealized appreciation of investments for federal tax purposes was $1,803,525. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,050,063 and net unrealized depreciation from investments for those securities having an excess of cost over value of $246,538.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than 60 days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts listed are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or valuation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.











ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MDT SERIES

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 20, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007